UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust

(Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200

Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

111 West Monroe St

Chicago, IL 60603
(Name and address of agent for service)

800-208-5212

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

INNOVATOR

Semi-Annual Report

INNOVATOR IBD® 50 ETF (FFTY)
INNOVATOR IBD® ETF LEADERS ETF (LDRS)
INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF (BOUT)
INNOVATOR LOUP FRONTIER TECH ETF (LOUP)

April 30, 2019
Innovator ETFs Trust

TABLE OF CONTENTS

Letter to Shareholders	3
Fund Performance	4
Expense Example	12
Schedules of Investments	14
Statements of Assets and Liabilities	27
Statements of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	31
Notes to Financial Statements	33
Additional Information	45

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

Thank you for your continued support of the Innovator IBD® ETFs and Innovator Loup Frontier Tech ETF. The following shareholder letter covers the six-month period ended April 30, 2019. Following a bout of volatility in the market at the end of last year, growth stocks recovered over the period and outperformed the market. The high conviction growth nature of the IBD® strategies resulted in a mixed bag of results relative to the market during the period. This was highlighted by the Innovator IBD® 50 ETF returning 10.75% over the period versus 9.76% for the S&P 500 Index compared to the Innovator IBD® Breakout Opportunities ETF only returning 2.46%. The IBD® ETFs remain uniquely positioned in the market as they offer exposure to widely followed, high turnover, high conviction growth strategies published by Investor’s Business Daily. The flagship IBD® 50 List has been published live since 2003 carrying a long-term track record of significant outperformance relative to the market.

The Innovator Loup Frontier Tech ETF provides investors exposure to the next wave of technology through the expertise of Loup Ventures, a tech focused private equity firm lead by expert Gene Munster. The ETF outperformed the broader market during the period due to rebound in the broader technology sector, particularly within niche high growth tech. We believe the economy will continue to be driven by technological innovations and the Loup ETF offers investors a research backed solution to access the space.

Sincerely,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of April 30, 2019 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

Investing involves risks. Principal loss is possible. An ETF that concentrates its investments in the securities of a particular industry, market, sector, or geographic area may be more volatile than a fund that invests in a broader range of industries. Additionally, the Fund may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. This risk is greater for emerging markets. Small- and mid-cap companies can have limited liquidity and greater volatility than large-cap companies.

3

INNOVATOR IBD® 50 ETF

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to April 30, 2019 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

	Average Annual Total Returns As of April 30, 2019
	1 Year	3 Years	Since Inception (a)
Innovator IBD® 50 ETF
NAV Return	4.57%	18.46%	8.37%
Market Return	4.44%	18.50%	8.37%
S&P 500® Index	13.49%	14.87%	11.18%
IBD® 50 Index (b)	5.60%	N/A	1.93	%(c)

(a)	Inception date is April 8, 2015.
(b)	The Fund began tracking the IBD® 50 Index on November 20, 2017.
(c)	Since Inception return is cumulative and from the date the Fund began tracking the IBD® 50 Index, November 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.84% and 0.80%, respectively. For the most recent month-end performance, please visit the Fund’s website at innovatoretfs.com

4

INNOVATOR IBD® 50 ETF

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund, the S&P 500® Index and the IBD® 50 Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® 50 Index is a weekly, rule-based, computer-generated stock index compiled and published by Investor’s Business Daily® that seeks to identify the current top 50 growth stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/FFTY.

5

INNOVATOR IBD® ETF LEADERS ETF

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® ETF Leaders ETF from its inception (December 20, 2017) to April 30, 2019 as compared with the S&P 500® Index and IBD® ETF Leaders Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

	Average Annual Total Returns As of
	April 30, 2019
	1 Year	Since Inception (a)
Innovator IBD® ETF Leaders ETF
NAV Return	-8.78%	-9.50%
Market Return	-8.81%	-9.63%
S&P 500® Index	13.49%	9.32%
IBD® ETF Leaders Index	-8.07%	-8.94%

(a)	Inception date is December 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 1.08%. This expense ratio includes acquired fund fees and expenses of 0.48%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

6

INNOVATOR IBD® ETF LEADERS ETF

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the S&P 500® Index and the IBD® ETF Leaders Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® ETF Leaders Index is a rule-based index compiled and published by Investor’s Business Daily® that seeks to outperform the broader equity and fixed income markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LDRS.

7

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® Breakout Opportunities ETF from its inception (September 12, 2018) to April 30, 2019 as compared with the S&P 500® Index and IBD® Breakout Stocks Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

Total Returns As of
April 30, 2019
Since Inception (a)
Innovator IBD® Breakout Opportunities ETF
NAV Return	-16.95%
Market Return	-17.09%
S&P 500® Index	3.24%
IBD® Breakout Stocks Index	-16.28%

(a)	Inception date is September 12, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent month-end performance, please visit the Fund’s website at innovatoretfs.com

8

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the S&P 500® Index and the IBD® Breakout Stocks Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® Breakout Stocks Index is a rule-based index compiled and published by Investor’s Business Daily® that seeks to provide opportunistic investment exposure to those stocks with the potential to “break out” or experience a period of sustained price growth beyond the stock’s recent “resistance level,” with consideration for various market conditions.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOUT.

9

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Loup Frontier Tech ETF from its inception (July 24, 2018) to April 30, 2019 as compared with the Dow Jones Global Index and Loup Frontier Tech Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

Total Returns As of
April 30, 2019
Since Inception (a)
Innovator Loup Frontier Tech ETF
NAV Return	2.66%
Market Return	2.36%
Dow Jones Global Index	2.32%
Loup Frontier Tech Index	2.76%

(a)	Inception date is July 24, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.70%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

10

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the Dow Jones Global Index and the Loup Frontier Tech Index include the reinvestment of all dividends, if any.

The Dow Jones Global Index is an unmanaged, capitalization-weighted index generally representative of the global market.

The Loup Frontier Tech Index is a rules-based stock index that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LOUP.

11

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019 for each Fund.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds.  Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

12

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2019 (Unaudited) (Continued)

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period (a)
Innovator IBD 50® ETF (NAV)
Actual	$1,000.00	$1,107.50	$4.18
Hypothetical	1,000.00	1,020.83	4.01
Innovator IBD® ETF Leaders ETF (NAV)
Actual	1,000.00	969.70	2.93
Hypothetical	1,000.00	1,021.82	3.01
Innovator IBD® Breakout Opportunities ETF (NAV)
Actual	1,000.00	1,024.60	4.02
Hypothetical	1,000.00	1,020.83	4.01
Innovator Loup Frontier Tech ETF (NAV)
Actual	1,000.00	1,127.20	3.69
Hypothetical	1,000.00	1,021.32	3.51

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

13

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.87%
Advertising - 0.53%
The Trade Desk, Inc. - Class A (a)(b)	11,446	$2,535,060

Airlines - 0.46%
Spirit Airlines, Inc. (a)	40,795	2,218,432

Auto Parts & Equipment - 2.93%
Meritor, Inc. (a)	576,321	13,981,547

Banks - 0.49%
HDFC Bank Ltd. - ADR	20,502	2,350,554

Biotechnology - 0.52%
Alexion Pharmaceuticals, Inc. (a)	18,282	2,488,729

Building Materials - 2.92%
Armstrong World Industries, Inc.	161,003	13,954,130

Commercial Services - 7.76%
Booz Allen Hamilton Holding Corp.	161,954	9,602,253
New Oriental Education & Technology Group, Inc. - ADR (a)	105,304	10,052,320
PayPal Holdings, Inc. (a)	133,089	15,008,447
United Rentals, Inc. (a)	17,001	2,395,781
		37,058,801
Computers - 3.53%
Fortinet, Inc. (a)(b)	180,447	16,857,359

Distribution/Wholesale - 1.97%
Fastenal Co. (b)	133,331	9,406,502

Diversified Financial Services - 3.02%
LPL Financial Holdings, Inc.	63,967	4,739,315
Visa, Inc.	58,910	9,686,571
		14,425,886
Electronics - 1.87%
Keysight Technologies, Inc. (a)	102,523	8,922,577

Engineering & Construction - 2.88%
MasTec, Inc. (a)(b)	271,237	13,738,154

The accompanying notes are an integral part of these financial statements.

14

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

	Shares	Value
Insurance - 3.05%
NMI Holdings, Inc. - Class A (a)	171,656	$4,820,100
Willis Towers Watson PLC	52,981	9,766,518
		14,586,618
Internet - 11.19%
Alibaba Group Holding Ltd. - ADR (a)	12,809	2,376,966
Amazon.com, Inc. (a)	7,503	14,454,679
Autohome, Inc. - ADR (a)(b)	145,411	16,793,516
Baozun, Inc. - ADR (a)	106,889	5,184,117
Palo Alto Networks, Inc. (a)(b)	58,697	14,605,575
		53,414,853
Leisure Time - 3.52%
Planet Fitness, Inc. - Class A (a)(b)	221,886	16,796,770

Machinery-Diversified - 0.99%
Cummins, Inc.	14,313	2,380,109
Middleby Corp. (a)(b)	17,595	2,324,827
		4,704,936
Media - 3.09%
Comcast Corp. - Class A	227,317	9,895,109
Discovery, Inc. - Class A (a)(b)	156,570	4,838,013
		14,733,122
Metal Fabricate/Hardware - 0.50%
The Timken Co.	49,651	2,380,765

Mining - 3.51%
Kirkland Lake Gold Ltd.	518,952	16,772,529

Oil & Gas Services - 2.76%
ProPetro Holding Corp. (a)(b)	203,795	4,509,983
Solaris Oilfield Infrastructure, Inc. - Class A	510,910	8,680,361
		13,190,344
Packaging & Containers - 1.01%
Berry Global Group, Inc. (a)	82,081	4,826,363

Retail - 5.89%
Lululemon Athletica, Inc. (a)(b)	80,046	14,116,112
ULTA Salon, Cosmetics & Fragrance, Inc. (a)	40,102	13,994,796
		28,110,908
Semiconductors - 2.22%
Microchip Technology, Inc. (b)	24,062	2,403,553
Xilinx, Inc.	68,087	8,179,972
		10,583,525

The accompanying notes are an integral part of these financial statements.

15

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

	Shares	Value
Software - 17.38%
Atlassian Corp. PLC - Class A (a)(b)	161,365	$17,774,354
Intuit, Inc.	54,044	13,568,287
Paycom Software, Inc. (a)(b)	86,438	17,506,288
SS&C Technologies Holdings, Inc.	252,243	17,066,762
Veeva Systems, Inc. - Class A (a)(b)	121,830	17,040,362
		82,956,053
Telecommunications - 6.88%
Arista Networks, Inc. (a)	51,189	15,985,814
Ubiquiti Networks, Inc. (b)	98,889	16,855,630
		32,841,444
TOTAL COMMON STOCKS (Cost $381,994,504)		433,835,961

REAL ESTATE INVESTMENT TRUSTS - 9.09%
Diversified - 1.01%
American Tower Corp. (b)	24,616	4,807,505

Health Care - 3.05%
CareTrust REIT, Inc.	600,323	14,557,833

Hotels - 0.99%
MGM Growth Properties LLC - Class A	146,672	4,731,639

Single Tenant - 2.02%
STORE Capital Corp.	289,241	9,637,510

Warehouse/Industrial - 2.02%
Innovative Industrial Properties, Inc. (b)	56,471	4,807,941
Rexford Industrial Realty, Inc. (b)	128,001	4,849,957
		9,657,898
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $40,192,817)		43,392,385

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.56%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)	122,015,010	122,015,010
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $122,015,010)		122,015,010

The accompanying notes are an integral part of these financial statements.

16

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

	Shares	Value
SHORT TERM INVESTMENTS - 0.11%
Money Market Funds - 0.11%
Fidelity Government Portfolio - Class I, 2.31% (c)	503,150	$503,150
TOTAL SHORT TERM INVESTMENTS (Cost $503,150)		503,150

Total Investments (Cost $544,705,481) - 125.63%		599,746,506
Liabilities in Excess of Other Assets - (25.63)%		(122,356,081)
TOTAL NET ASSETS - 100.00%		$477,390,425

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2019. The total value of securities on loan is $119,331,356, or 25.00% of net assets. See Note 5.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

Asset Type	% of Net Assets
Common Stocks	90.87%
Real Estate Investment Trusts	9.09
Short Term Investments	0.11
Investments Purchased with Proceeds From Securities Lending	25.56
Total Investments	125.63
Liabilities in Excess of Other Assets	(25.63)
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

17

INNOVATOR IBD® ETF LEADERS ETF

Schedule of Investments

April 30, 2019 (Unaudited)

EXCHANGE TRADED FUNDS - 99.87%
Other Investment Pools and Funds - 99.87%
First Trust Cloud Computing ETF (a)	27,586	$1,675,574
First Trust Technology AlphaDEX Fund	24,861	1,699,995
Invesco Russell MidCap Pure Growth ETF (a)	84,272	4,980,475
iShares Cohen & Steers REIT ETF	10,722	1,190,142
iShares Expanded Tech-Software Sector ETF	7,537	1,672,310
iShares U.S. Medical Devices ETF (a)	20,590	4,628,426
iShares U.S. Real Estate ETF	13,689	1,190,943
Schwab U.S. REIT ETF	26,816	1,189,021
Vanguard Real Estate ETF	13,715	1,190,051
TOTAL EXCHANGE TRADED FUNDS (Cost $18,941,580)		19,416,937

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.82%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (b)	5,603,050	5,603,050
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,603,050)		5,603,050

SHORT TERM INVESTMENTS - 0.16%
Money Market Funds - 0.16%
Fidelity Government Portfolio - Class I, 2.31% (b)	32,309	32,309
TOTAL SHORT TERM INVESTMENTS (Cost $32,309)		32,309

Total Investments (Cost $24,576,939) - 128.85%		25,052,296
Liabilities in Excess of Other Assets - (28.85)%		(5,609,908)
TOTAL NET ASSETS - 100.00%		$19,442,388

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of April 30, 2019. The total value of securities on loan is $5,524,885, or 28.42% of net assets. See Note 5.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

Asset Type	% of Net Assets
Exchange Traded Funds	99.87%
Short Term Investments	0.16
Investments Purchased with Proceeds From Securities Lending	28.82
Total Investments	128.85
Liabilities in Excess of Other Assets	(28.85)
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

18

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.65%
Aerospace/Defense - 3.99%
Harris Corp. (a)	1,584	$266,904
HEICO Corp. - Class A	374	33,447
Lockheed Martin Corp.	462	153,998
		454,349
Airlines - 2.34%
United Continental Holdings, Inc. (b)	3,003	266,847

Apparel - 4.71%
Under Armour, Inc. - Class A (b)	11,594	267,705
Under Armour, Inc. - Class C (b)	12,958	268,489
		536,194
Banks - 7.05%
Citigroup, Inc.	3,806	269,084
JPMorgan Chase & Co.	2,299	266,799
Popular, Inc.	4,642	267,890
		803,773
Building Materials - 1.61%
Armstrong World Industries, Inc. (a)	1,716	148,726
Vulcan Materials Co.	275	34,680
		183,406
Chemicals - 1.32%
Ingevity Corp. (b)	1,309	150,548

Commercial Services - 9.73%
Aaron's, Inc. (a)	4,631	257,900
Automatic Data Processing, Inc. (a)	1,375	226,036
Chegg, Inc. (b)	3,773	134,507
Cintas Corp.	693	150,478
CoStar Group, Inc. (b)	308	152,845
Euronet Worldwide, Inc. (a)(b)	517	77,493
EVERTEC, Inc.	1,078	33,752
TransUnion	1,078	75,083
		1,108,094
Computers - 1.18%
CyberArk Software Ltd. (b)	264	34,038
EPAM Systems, Inc. (b)	187	33,540
Fortinet, Inc. (a)(b)	363	33,912
Mercury Systems, Inc. (a)(b)	451	32,932
		134,422

The accompanying notes are an integral part of these financial statements.

19

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

	Shares	Value
Cosmetics & Personal Care - 1.33%
The Estee Lauder Cos, Inc. - Class A	880	$151,193

Distribution/Wholesale - 2.65%
Copart, Inc. (a)(b)	1,122	75,533
HD Supply Holdings, Inc. (b)	4,961	226,669
		302,202
Diversified Financial Services - 3.98%
Discover Financial Services	924	75,297
Intercontinental Exchange, Inc.	2,794	227,292
Mastercard, Inc. - Class A	297	75,509
Visa, Inc. - Class A	462	75,967
		454,065
Electrical Components & Equipment - 2.30%
AMETEK, Inc.	2,596	228,889
Novanta, Inc. (b)	385	33,503
		262,392
Electronics - 4.12%
Fortive Corp. (a)	2,651	228,887
Woodward, Inc.	2,211	240,777
		469,664
Environmental Control - 2.38%
Clean Harbors, Inc. (b)	3,564	270,864

Healthcare Products - 4.81%
Shockwave Medical, Inc. (b)	6,402	272,789
Silk Road Medical, Inc. (b)	6,600	274,824
		547,613
Insurance - 2.74%
Kemper Corp. (a)	2,618	235,306
Willis Towers Watson PLC	418	77,054
		312,360
Internet - 4.10%
Amazon.com, Inc. (b)	44	84,767
GoDaddy, Inc. - Class A (b)	924	75,306
Wix.com Ltd. (a)(b)	561	75,264
Zscaler, Inc. (b)	3,388	231,434
		466,771

Leisure Time - 1.32%
Fox Factory Holding Corp. (b)	1,936	150,234

Machinery-Diversified - 2.33%
XYLEM, Inc. (a)	3,179	265,129

The accompanying notes are an integral part of these financial statements.

20

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

	Shares	Value
Media - 3.02%
Discovery, Inc. - Class A (b)	2,398	$74,098
FactSet Research Systems, Inc. (a)	979	270,077
		344,175
Metal Fabricate/Hardware - 2.00%
The Timken Co.	4,752	227,858

Miscellaneous Manufacturing - 2.01%
Carlisle Cos, Inc.	1,617	228,676

Office/Business Equipment - 0.26%
Zebra Technologies Corp. - Class A(b)	143	30,193

Pharmaceuticals - 1.31%
Zoetis, Inc. (a)	1,463	148,992

Retail - 3.57%
Five Below, Inc. (a)(b)	517	75,684
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	2,354	225,137
Starbucks Corp. (a)	968	75,194
ULTA Salon, Cosmetics & Fragrance, Inc. (b)	88	30,710
		406,725
Semiconductors - 0.30%
Cabot Microelectronics Corp.	275	34,719

Software - 18.61%
Akamai Technologies, Inc. (b)	1,914	153,235
Autodesk, Inc. (b)	429	76,452
Black Knight, Inc. (b)	4,675	263,764
Cadence Design Systems, Inc. (b)	1,111	77,081
Ceridian HCM Holding, Inc. (b)	4,312	229,183
Fair Isaac Corp. (b)	803	224,639
Guidewire Software, Inc. (a)(b)	1,419	151,124
Microsoft Corp.	1,155	150,843
MSCI, Inc.	671	151,230
Paycom Software, Inc. (a)(b)	165	33,417
Pluralsight, Inc. - Class A(b)	7,788	276,396
PROS Holdings, Inc. (b)	4,488	229,965
ServiceNow, Inc. (b)	121	32,853
Tyler Technologies, Inc. (b)	154	35,714
Veeva Systems, Inc. - Class A (a)(b)	242	33,849
		2,119,745
Telecommunications - 0.29%
Viavi Solutions, Inc. (b)	2,508	33,356

The accompanying notes are an integral part of these financial statements.

21

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

	Shares	Value
Transportation - 4.29%
Arista Networks, Inc. (b)	473	$147,713
AudioCodes Ltd.	13,717	193,273
Canadian National Railway Co.	1,595	147,984
		488,970
TOTAL COMMON STOCKS (Cost $10,579,173)		11,353,529

REAL ESTATE INVESTMENT TRUSTS - 0.30%
Single Tenant - 0.30%
Essential Properties Realty Trust, Inc.	1,650	34,122
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,226)		34,122

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.76%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)	2,820,544	2,820,544
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,820,544)		2,820,544

SHORT TERM INVESTMENTS - 0.43%
Money Market Funds - 0.43%
Fidelity Government Portfolio - Class I, 2.31% (c)	49,533	49,533
TOTAL SHORT TERM INVESTMENTS (Cost $49,533)		49,533

Total Investments (Cost $13,474,476) - 125.14%		14,257,728
Liabilities in Excess of Other Assets - (25.14)%		(2,864,765)
TOTAL NET ASSETS - 100.00%		$11,392,963

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of April 30, 2019. The total value of securities on loan is $2,772,723, or 24.34% of net assets. See Note 5.
(b)	Non-income producing security.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

22

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Asset Type	% of Net Assets
Common Stocks	99.65%
Real Estate Investment Trusts	0.30
Short Term Investments	0.43
Investments Purchased with Proceeds From Securities Lending	24.76
Total Investments	125.14
Liabilities in Excess of Other Assets	(25.14)
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

23

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

April 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.88%
Aerospace/Defense - 2.35%
Aerovironment, Inc. (a)	4,851	$332,585

Auto Manufacturers - 5.26%
Geely Automobile Holdings Ltd.	209,000	419,343
Tesla, Inc. (a)(b)	1,353	322,948
		742,291
Computers - 6.54%
CRAY, Inc. (a)	15,686	411,914
Lumentum Holdings, Inc. (a)(b)	8,261	511,935
		923,849
Electrical Components & Equipment - 5.82%
LG Innotek Co., Ltd.	3,993	418,733
Novanta, Inc. (a)	4,631	402,990
		821,723
Electronics - 14.19%
FARO Technologies, Inc. (a)	14,344	806,849
FLIR Systems, Inc.	7,656	405,309
II-VI, Inc. (a)(b)	10,054	400,551
Trimble, Inc. (a)	9,548	389,749
		2,002,458
Healthcare-Products - 2.51%
Intuitive Surgical, Inc. (a)	693	353,867

Home Furnishings - 4.67%
iRobot Corp. (a)(b)	3,146	325,737
Sony Corp. - ADR (a)	6,611	332,996
		658,733
Internet - 4.52%
BAIDU, Inc. - ADR (a)	3,839	638,157

Machinery-Diversified - 13.54%
FANUC Corp.	2,200	410,297
Keyence Corp.	1,100	682,543
Rockwell Automation, Inc.	2,068	373,708
Yaskawa Electric Corp.	12,100	444,809
		1,911,357
Miscellaneous Manufacturing - 8.60%
Ambarella, Inc. (a)	15,840	793,901
Fabrinet Co., Ltd. (a)(b)	6,952	420,735
		1,214,636

The accompanying notes are an integral part of these financial statements.

24

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

	Shares	Value
Office/Business Equip - 4.11%
Datalogic SpA	24,508	$580,003

Semiconductors - 21.84%
Advanced Micro Devices, Inc. (a)(b)	29,249	808,149
AMS AG	14,113	595,434
Himax Technologies, Inc. - ADR (b)	106,865	346,243
Micron Technology, Inc. (a)(b)	10,065	423,334
NVIDIA Corp.	2,574	465,893
STMicroelectronics NV	24,167	443,858
		3,082,911
Software - 2.77%
Nuance Communications, Inc. (a)	23,243	391,180

Telecommunications - 3.16%
HTC Corp. (a)	330,000	446,393
TOTAL COMMON STOCKS (Cost $13,711,959)		14,100,143

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.35%
Mount Vernon Liquid Assets Portfolio, LLC, 2.61% (c)	3,155,022	3,155,022
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,155,022)		3,155,022

SHORT TERM INVESTMENTS - 0.09%
Money Market Funds - 0.09%
Fidelity Government Portfolio - Class I, 2.31% (c)	12,382	12,382
TOTAL SHORT TERM INVESTMENTS (Cost $12,382)		12,382

Total Investments (Cost $16,879,363) - 122.32%		17,267,547
Liabilities in Excess of Other Assets - (22.32)%		(3,151,361)
TOTAL NET ASSETS - 100.00%		$14,116,186

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2019. The total value of securities on loan is $3,087,931, or 21.88% of net assets. See Note 5.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

25

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Country	% of Net Assets
Austria	4.22%
China	7.49
Italy	4.11
Japan	13.25
South Korea	2.97
Switzerland	3.14
Taiwan	5.61
Thailand	2.98
United States	56.11
Total Country	99.88
Short Term Investments	0.09
Investments Purchased with Proceeds From Securities Lending	22.35
Total Investments	122.32
Liabilities in Excess of Other Assets	(22.32)
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

26

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
Assets:
Investments, at value (a)(b)	$599,746,506	$25,052,296	$14,257,728	$17,267,547
Dividends, interest and other receivables	63,168	68	2,728	11,823
Receivable for investments sold	1,725,999	–	2,474,234	–
Securities lending income receivable	30,158	2,541	256	1,100
Prepaid expenses	953	–	–	–
Total Assets	601,566,784	25,054,905	16,734,946	17,280,470

Liabilities:
Payable for fund shares redeemed	1,729,765	–	–	–
Payable for collateral upon return of securities loaned	122,015,010	5,603,050	2,820,544	3,155,022
Payable to Adviser	297,410	9,467	7,385	8,081
Payable for investments purchased	–	–	2,513,814	–
Payable to Trustees	26,608	–	–	–
Payable to Custodian	6,097	–	–	–
Accrued expenses and other liabilities	101,469	–	240	1,181
Total Liabilities	124,176,359	5,612,517	5,341,983	3,164,284
Net Assets	$477,390,425	$19,442,388	$11,392,963	$14,116,186

Net Assets Consist of:
Paid-in capital	$548,084,464	$30,140,381	$13,011,181	$14,637,838
Total distributable earnings/(accumulated deficit)	(70,694,039)	(10,697,993)	(1,618,218)	(521,652)
Net Assets	$477,390,425	$19,442,388	$11,392,963	$14,116,186

Net Asset Value:
Net Assets	$477,390,425	$19,442,388	$11,392,963	$14,116,186
Shares of beneficial interest outstanding (unlimted shares authorized)	13,800,000	900,002	550,000	550,001
Net asset value price per share	$34.59	$21.60	$20.71	$25.67

(a) Cost of investments	$544,705,481	$24,576,939	$13,474,476	$16,879,363
(b) Including securities on loan at a value of	$119,331,356	$5,524,885	$2,772,723	$3,087,931

The accompanying notes are an integral part of these financial statements.

27

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2019 (Unaudited)

	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
Investment Income:
Dividends	$1,328,166	$308,860	$44,519	$39,427
Less: Foreign witholding taxes and issuance fees	(6,217)	–	(541)	(4,356)
Interest	8,723	664	248	238
Securities lending income, net	31,616	2,851	257	1,338
Total Investment Income	1,362,288	312,375	44,483	36,647

Expenses:
Investment advisory fee	1,484,687	75,347	42,552	44,136
Professional fees	86,805	–	–	–
Administration fees	19,606	–	–	–
Fund accounting fees	1,532	–	–	–
Trustees fees and expenses	23,788	–	–	–
Printing and mailing expenses	33,853	–	–	–
Custody fees	10,925	–	–	–
Insurance expense	8,365	–	–	–
Tax expense	–	2,877	–	–
Other expenses	3,234	–	–	–
Total Expenses Before Expense Limitation	1,672,795	78,224	42,552	44,136
Net advisory recoupment/(waivers)	23,990	–	–	–
Net Expenses	1,696,785	78,224	42,552	44,136
Net Investment Income/(Loss)	(334,497)	234,151	1,931	(7,489)

Realized & Unrealized Gain/(Loss):

Net realized gain/(loss) on:
Investments and foreign currency transactions	(61,403,918)	(5,023,626)	(1,199,312)	(951,825)
Redemptions sold in-kind	42,785,175	181,845	737,268	398,994
Investments in affiliates	–	(221,702)	–	–
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency transactions	58,744,006	3,738,203	842,501	2,159,251
Investments in affiliates	–	225,862	–	–
Net Realized and Unrealized Gain/(Loss)	40,125,263	(1,099,418)	380,457	1,606,420
Net Increase/(Decrease) in Net Assets Resulting From Operations	$39,790,766	$(865,267)	$382,388	$1,598,931

 The accompanying notes are an integral part of these financial statements.

28

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator IBD® 50 ETF
	Period Ended	Year Ended
	April 30, 2019	October 31, 2018
	(Unaudited)
Operations:
Net investment income/(loss)	$(334,497)	$(1,674,366)
Net realized gain/(loss)	(18,618,743)	(30,017,508)
Net change in unrealized appreciation/(depreciation)	58,744,006	(19,992,056)
Net Increase/(Decrease) in Net Assets Resulting from Operations	39,790,766	(51,683,930)

Distributions to Shareholders:
Net distributions to shareholders	—	(477,422)

Fund Share Transactions:
Proceeds from shares sold in-kind	322,546,460	824,544,395
Cost of shares redeemed in-kind	(325,398,025)	(513,641,950)
Transaction fees (see Note 7)	29	341
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(2,851,536)	310,902,786
Total Increase/(Decrease) in Net Assets	$36,939,230	$258,741,434

Net Assets:
Beginning of period	$440,451,195	$181,709,761
End of period	$477,390,425	$440,451,195

Change in Shares Outstanding:
Shares sold in-kind	10,100,000	23,500,000
Shares redeemed in-kind	(10,400,000)	(14,850,000)
Net Increase/(Decrease)	(300,000)	8,650,000

(a)	Since Commencement of Operations on December 20, 2017.
(b)	Since Commencement of Operations on September 12, 2018.
(c)	Since Commencement of Operations on July 24, 2018.

 The accompanying notes are an integral part of these financial statements.

29

INNOVATOR ETFs TRUST

Innovator IBD® ETF Leaders ETF		Innovator IBD® Breakout Opportunities ETF		Innovator Loup Frontier Tech ETF
Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
April 30, 2019	October 31, 2018 (a)	April 30, 2019	October 31, 2018 (b)	April 30, 2019	October 31, 2018 (c)
(Unaudited)		(Unaudited)		(Unaudited)

$234,151	$(13,921)	$1,931	$(4,450)	$(7,489)	$(6,260)
(5,063,483)	(3,845,865)	(462,044)	(2,004,288)	(552,831)	(1,617)
3,964,065	(3,488,708)	842,501	(59,249)	2,159,251	(1,771,131)
(865,267)	(7,348,494)	382,388	(2,067,987)	1,598,931	(1,779,008)

(250,719)	(36,672)	(21,386)	—	—	—

2,356,010	140,583,835	10,615,835	12,338,055	1,201,775	15,611,540
(14,464,820)	(100,531,485)	(7,688,660)	(2,165,295)	(1,208,265)	(1,311,490)
—	—	13	—	—	2,703
(12,108,810)	40,052,350	2,927,188	10,172,760	(6,490)	14,302,753
$(13,224,796)	$32,667,184	$3,288,190	$8,104,773	$1,592,441	$12,523,745

$32,667,184	$—	$8,104,773	$—	$12,523,745	$—
$19,442,388	$32,667,184	$11,392,963	$8,104,773	$14,116,186	$12,523,745

100,000	5,450,002	550,000	500,000	50,000	600,001
(650,000)	(4,000,000)	(400,000)	(100,000)	(50,000)	(50,000)
(550,000)	1,450,002	150,000	400,000	—	550,001

 The accompanying notes are an integral part of these financial statements.

30

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Operations:			Capital Share Transactions:		Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 7)		Distributions from net investment income	Total Distributions
Innovator IBD® 50 ETF
For the period ended April 30, 2019 (Unaudited)	$31.24	(0.02)	3.37	3.35	—	(f)	—	—
For the year ended October 31, 2018	$33.34	(0.12)	(1.92)	(2.04)	—	(f)	(0.06)	(0.06)
For the period ended October 31, 2017 (e)	$23.95	0.03	9.36	9.39	—		—	—
For the year ended November 30, 2016	$23.54	(0.06)	0.47	0.41	—		—	—
For the period 4/8/15 (d) - 11/30/15	$25.00	(0.04)	(1.42)	(1.46)	—		—	—

Innovator IBD® ETF Leaders ETF
For the period ended April 30, 2019 (Unaudited)	$22.53	0.44	(1.13)	(0.69)	—		(0.24)	(0.24)
For the period 12/20/17 (d) - 10/31/18	$25.07	0.02	(2.51)	(2.49)	—		(0.05)	(0.05)

Innovator IBD® Breakout Opportunities ETF
For the period ended April 30, 2019 (Unaudited)	$20.26	0.04	0.45	0.49	—	(f)	(0.04)	(0.04)
For the period 9/12/18 (d) - 10/31/18	$25.00	(0.01)	(4.73)	(4.74)	—		—	—

Innovator Loup Frontier Tech ETF
For the period ended April 30, 2019 (Unaudited)	$22.77	(0.01)	2.91	2.90	—		—	—
For the period 7/24/18 (d) - 10/31/18	$25.00	(0.01)	(2.22)	(2.23)	—	(f)	—	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Does not include the impact of the expenses of the underlying funds in which the Fund invests.
(d)	Inception date.
(e)	The period ended October 31, 2017 consists of eleven months due to the Fund's fiscal year end change.
(f)	Amount represents less than $0.01 per share.
(g)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(h)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

(i)	The ratio of net expenses to average net assets includes tax expense of 0.02%.

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers (c)		Expenses, net of waivers (c)		Net investment income/(loss) (h)	Portfolio turnover rate (b)(g)

3.35	$34.59	10.75%	$477,390	0.79%		0.80%		(0.16)%	432%
(2.10)	$31.24	(6.15)%	$440,451	0.84%		0.80%		(0.43)%	719%
9.39	$33.34	39.17%	$181,710	1.03%		0.80%		(0.24)%	501%
0.41	$23.95	1.78%	$35,931	1.13%		0.80%		(0.14)%	1,041%
(1.46)	$23.54	(5.84)%	$70,612	1.13%		0.80%		(0.34)%	546%

(0.93)	$21.60	(3.03)%	$19,442	0.62	% (i)	0.62	% (i)	1.86%	603%
(2.54)	$22.53	(9.95)%	$32,667	0.60%		0.60%		(0.03)%	619%

0.45	$20.71	2.46%	$11,393	0.80%		0.80%		0.04%	944%
(4.74)	$20.26	(18.95)%	$8,105	0.80%		0.80%		(0.38)%	289%

2.90	$25.67	12.72%	$14,116	0.70%		0.70%		(0.12)%	60%
(2.23)	$22.77	(8.92)%	$12,524	0.70%		0.70%		(0.23)%	53%

The accompanying notes are an integral part of these financial statements.

32

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) and is classified as an open-end management investment company.  The Trust currently consists of multiple operational series, of which four are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018

The twelve operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to its shareholders.  FFTY seeks to track, before fees and expenses, the performance of the IBD® 50 Index. LDRS seeks to track, before fees and expenses, the performance of the IBD® ETF Leaders Index. BOUT seeks to track, before fees and expenses, the performance of the IBD® Breakout Stocks Index. LOUP seeks to track, before fees and expenses, the performance of the LOUP Frontier Tech Index.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

33

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset value (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates fair value. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

34

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

35

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$433,835,961	$–	$–	$433,835,961
Real Estate Investment Trusts	43,392,385	–	–	43,392,385
Short Term Investments	503,150	–	–	503,150
Investments Purchased with Proceeds From Securities Lending	–	122,015,010	–	122,015,010
Total Assets	$477,731,496	$122,015,010	$–	$599,746,506

LDRS
	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$19,416,937	$–	$–	$19,416,937
Short Term Investments	32,309	–	–	32,309
Investments Purchased with Proceeds From Securities Lending	–	5,603,050	–	5,603,050
Total Assets	$19,449,246	$5,603,050	$–	$25,052,296

BOUT
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$11,353,529	$–	$–	$11,353,529
Real Estate Investment Trusts	34,122	–	–	34,122
Short Term Investments	49,533	–	–	49,533
Investments Purchased with Proceeds From Securities Lending	–	2,820,544	–	2,820,544
Total Assets	$11,437,184	$2,820,544	$–	$14,257,728

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$14,100,143	$–	$–	$14,100,143
Short Term Investments	12,382	–	–	12,382
Investments Purchased with Proceeds From Securities Lending	–	3,155,022	–	3,155,022
Total Assets	$14,112,525	$3,155,022	$–	$17,267,547

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the reporting period.

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

36

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Management of the Funds has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter) and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year or period ended October 31, 2018.  The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period ended April 30, 2019, the Funds did not incur any interest or penalties.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year/period ended October 31, 2018, the Funds made the following permanent book-to-tax reclassifications primarily related to net operating loss forfeiture and redemptions in kind:

	Distributable Earnings\ (Accumulated Deficit)	Paid-In Capital
FFTY	$(66,326,223)	$66,326,223
LDRS	(2,196,841)	2,196,841
BOUT	88,767	(88,767)
LOUP	(341,575)	341,575

Distributions to Shareholders:

FFTY, BOUT and LOUP intend to declare and distribute their respective net investment income, if any, as dividends annually. LDRS intends to declare and distribute its net investment income, if any, as dividends quarterly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP.

37

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis using the effective yield method.  Distributions received from investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end.  The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

38

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day-to-day management of the Fund.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%.

Pursuant to investment advisory agreements between the Trust and the Adviser with respect to LDRS, BOUT and LOUP, LDRS pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.60%, BOUT pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.80% and LOUP pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%. Out of the unitary management fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of LDRS, BOUT and LOUP (“Fund Expenses”), including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Adviser’s unitary management fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Adviser for providing services for the Fund.

Penserra Capital Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to sub-advisory agreements between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreements”) and, pursuant to the Sub-Advisory Agreements, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio. Pursuant to the Sub-Advisory Agreements between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee for the services and facilities it provides payable on a monthly basis.

The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Advisor. Under the terms of the Expense Limitation Agreement with FFTY, the Advisor contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until May 9, 2020. Pursuant to the Expense Limitation Agreement, the Advisor is entitled to recoup any fees that the Advisor waived and/or Fund expense payments that the Advisor paid under the Expense Limitation Agreement for FFTY subsequent to May 9, 2017, for a monthly rolling period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the period ended April 30, 2019, the Advisor waived $24,385 of their advisory fees for FFTY and recouped $48,375 of their previously waived fees. The table below indicates the amount of fees that the Advisor may recoup:

	Recovery Expiring in*:
	FYE 10/31/2021	FYE 10/31/2022	Total
FFTY	$170,185	$24,385	$194,570

* Recoupment expires on a rolling monthly basis three years following the respective fee waivers.

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2019, purchases and sales of investment securities, other than in-kind purchases and sales, short-term investments and short-term U.S. Government obligations were as follows:

	Purchases		Sales
	U.S. Governement	Other	U.S. Governement	Other
FFTY	$–	$1,932,793,392	$–	$1,889,727,862
LDRS	–	151,279,462	–	151,391,258
BOUT	–	99,190,706	–	99,373,012
LOUP	–	7,739,224	–	7,633,837

For the period ended April 30, 2019, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
FFTY	$276,191,742	$322,793,400
LDRS	2,355,083	14,393,965
BOUT	10,561,868	7,474,865
LOUP	1,078,981	1,208,722

Net capital gains or losses resulting from in-kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

5.	SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in its respective portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of April 30, 2019, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
FFTY	$119,331,356	$122,015,010	$31,616
LDRS	5,524,885	5,603,050	2,851
BOUT	2,772,723	2,820,544	257
LOUP	3,087,931	3,155,022	1,338

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

40

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	FFTY	LDRS	BOUT	LOUP

Cost of Portfolio	$473,838,154	$36,181,595	$8,196,759	$14,392,249
Gross Unrealized Appreciation	$11,572,332	$–	$117,756	$158,557
Gross Unrealized Depreciation	(44,514,480)	(3,491,536)	(196,013)	(2,021,382)
Net Unrealized Appreciation / (Depreciation)	$(32,942,148)	$(3,491,536)	$(78,257)	$(1,862,825)

The differences between book basis and tax basis cost on investments is primarily attributable to wash sale loss deferrals and differences in the tax treatment of partnership securities.

As of October 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	FFTY	LDRS	BOUT	LOUP

Accumulated Capital and Other Losses	$(77,542,657)	$(6,098,851)	$(1,900,963)	$(257,758)
Other Gains / (Losses)	–	–	–	–
Undistributed Net Ordinary Income	–	8,380	–	–
Unrealized Appreciation/(Depreciation) on Investments	(32,942,148)	(3,491,536)	(78,257)	(1,862,825)
Total Distributable Earnings/(Accumulated Deficit)	$(110,484,805)	$(9,582,007)	$(1,979,220)	$(2,120,583)

At October 31, 2018, the Funds deferred the following post-October capital or late year ordinary losses:

	FFTY	LDRS	BOUT	LOUP

Post-October Losses	$–	$–	$–	$–
Late Year Ordinary Losses	1,562,199	58,973	4,450	18,909

At October 31, 2018, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as indicated below:

	FFTY	LDRS	BOUT	LOUP

Indefinite Short-Term	$75,946,470	$6,039,878	$1,896,513	$238,849
Indefinite Long-Term	–	–	–	–

41

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The tax character of the distributions paid by the Funds during the fiscal periods ended October 31, 2018 and October 31, 2017 were as follows:

	FFTY		LDRS	BOUT	LOUP
	2018	2017	2018	2018	2018
Distributions paid from:
Net Ordinary Income	$477,422	$–	$36,672	$–	$–
Net Long-Term Capital Gains	–	–	–	–	–
Return of Capital	–	–	–	–	–
Total Distributions Paid	$477,422	$–	$36,672	$–	$–

7.	OFFERING PRICE PER SHARE

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A fixed transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. FFTY, LDRS and BOUT each charge a $250 transaction fee on creations and redemptions of the respective Fund. LOUP charges a $500 transaction fee on creations and redemptions of the Fund. An additional charge of up to four times the creation transaction fee may be imposed with respect to custom order transactions effected outside of the clearing process through a DTC Participant or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

8.	TRANSACTIONS WITH AFFILIATES

LDRS had the following transactions during the period ended April 30, 2019 with the affiliated FFTY Fund:

	Share Activity				Period Ended April 30, 2019
Security Name	Balance November 1, 2018	Purchases	Sales	Balance April 30, 2019	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Innovator IBD® 50 ETF	37,960	–	37,960	–	$–	$–	$(221,702)	$225,862

9.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The effective date for these disclosures is November 5, 2018. Management has evaluated the amendments and their impact and has adopted the disclosure framework.

10.	OWNERSHIP BY AFFILIATES

As of April 30, 2019, an affiliate of the Funds owned shares in the secondary market of LOUP.

43

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

11.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

44

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Independent Trustees
Mark Berg 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (May 2019-present), Founding Principal and President (2001-May 2019), Timothy Financial Counsel Inc.	18	None
Joe Stowell 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (September 2015-present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007-2015).	18	Board of Advisors, Westmont College
Brian J. Wildman 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel Inc. (May 2019-present); Executive Vice President, Consumer Banking (March 2016-May 2019), Chief Risk Officer (April 2013-March 2016), Head of Wealth Management (2003-2013) and Head of Commercial Services (2010-2013), MB Financial Bank.	18	MB Financial Bank (2003-May 2019); Missionary Furlough Homes, Inc. (since 2008).

45

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (a) 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer of Innovator Capital Management, LLC (May 2017-present); formerly Chairman (2010-2013) and President and CEO (2006-2010), Invesco PowerShares Capital Management LLC; formerly Co-Founder, President and CEO, PowerShares Capital Management (2002-2006); formerly Chairman; PowerShares Fund Board (2002-2013).	18	None
Officers
John W. Southard 120 N. Hale Street, Suite 200, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since May 2017	Chief Investment Officer, Innovator Capital Management, LLC (May 2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	18	Independent Trustee, ETF Managers Group, LLC (2012 - March 8, 2018)
James Nash (b) 10 High Street, Suite 302, Boston, MA 02110 Year of Birth: 1981	Chief Compliance Officer and Anti-Money Laundering Officer	Since June 2018	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016-Present); Senior Associate and Regulatory Administration Advisor, JPMorgan Chase & Co. (2014-2016); Product Analyst, Linedata Services (2011-2014).	18	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(b)	Jim Nash is an employee of Foreside Fund Officer Services, LLC, a wholly-owned subsidiary of the Funds’ principal underwriter.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

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INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

2.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

3.	PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

4.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

5.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

47

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

48

INVESTMENT ADVISOR

Innovator Capital Management, LLC

120 North Hale Street, Suite 200

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

INNOVATOR

Semi-Annual Report

INNOVATOR S&P 500® BUFFER ETF - JANUARY (BJAN)
INNOVATOR S&P 500® BUFFER ETF - APRIL (BAPR)
INNOVATOR S&P 500® BUFFER ETF - JULY (BJUL)
INNOVATOR S&P 500® BUFFER ETF - OCTOBER (BOCT)
INNOVATOR S&P 500® POWER BUFFER ETF - JANUARY (PJAN)
INNOVATOR S&P 500® POWER BUFFER ETF - APRIL (PAPR)
INNOVATOR S&P 500® POWER BUFFER ETF - JULY (PJUL)
INNOVATOR S&P 500® POWER BUFFER ETF - OCTOBER (POCT)
INNOVATOR S&P 500® ULTRA BUFFER ETF - JANUARY (UJAN)
INNOVATOR S&P 500® ULTRA BUFFER ETF - APRIL (UAPR)
INNOVATOR S&P 500® ULTRA BUFFER ETF - JULY (UJUL)
INNOVATOR S&P 500® ULTRA BUFFER ETF - OCTOBER (UOCT)

April 30, 2019
Innovator ETFs Trust

TABLE OF CONTENTS

Letter to Shareholders	3
Fund Performance	5
Expense Example	26
Schedules of Investments	28
Statements of Assets and Liabilities	52
Statements of Operations	58
Statements of Changes in Net Assets	64
Financial Highlights	70
Notes to Financial Statements	76
Additional Information	91

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the period ended April 30, 2019.

Thank you for your continued support of our growing family of ETFs which now includes our Defined Outcome ETFs, providing investors with exposure to the S&P 500 to a cap, with downside buffer levels of 9%, 15% and 30%. We are pleased to offer investors these types of investment profiles in a low cost, liquid and transparent ETF structure.

The first of the Defined Outcome ETFs were launched in August of 2018. Timing was good as volatility returned to the markets and investors sought protection from market downturns. Concerns of a recession continued to weigh on investors while precarious trade negotiations caused volatility in both domestic and foreign markets as analysts grew increasingly concerned that we are late in the business cycle.

Demand for our Defined Outcome ETFs has been strong, as investors seek the benefits provided. The S&P 500 Defined Outcome ETFs were launched on a quarterly basis, but we are pleased to provide on a monthly basis going forward. We are also excited to provide buffered exposure to other markets in the near future, including MSCI Emerging Markets and MSCI EAFE.

Sincerely,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of April 30, 2019 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

Letter to Shareholders (Unaudited) (Continued)

Investing involves risks. The Funds face numerous market trading risks, including active markets risk, authorized participation concentration risk, buffered loss risk, cap change risk, capped upside return risk, correlation risk, FLEX Option counterparty risk, cyber security risk, fluctuation of net asset value risk, investment objective risk, limitations of intraday indicative value risk, liquidity risk, management risk, market maker risk, market risk, non-diversification risk, operation risk, options risk, Outcome Period risk, tax risk, trading issues risk, upside participation risk and valuation risk. Unlike mutual funds, the Funds may trade at a premium or discount to their net asset value. ETFs are bought and sold at market price and not individually redeemed from the fund. Brokerage commissions will reduce returns.

FLEX Options Risk. The Funds will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The values of FLEX Options do not increase or decrease at the same rate as the reference asset and may vary due to factors other than the price of reference asset. These Funds are designed to provide point-to-point exposure to the price return of the S&P 500 via a basket of Flex Options. As a result, the ETFs are not expected to move directly in line with the S&P 500 during the interim period. Investors purchasing shares in after an outcome period has begun may experience very different results than Funds' investment objective. Initial outcome periods are approximately 1-year beginning on the Funds’ inception date. Following the initial outcome period, each subsequent outcome period will begin on the first day of the month the Fund was incepted. After the conclusion of an outcome period, another will begin.

Fund shareholders are subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Funds’ for the Outcome Period, before fees and expenses. If the Outcome Period has begun and the Fund has increased in value to a level near to the Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. The Funds’ website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

The Funds only seek to provide shareholders that hold shares for the entire Outcome Period with their respective buffer level against S&P 500 Price Index losses during the Outcome Period. You will bear all S&P 500 Price Index losses exceeding 9%. Shares purchased after the Outcome Period has begun or sold prior to the Outcome Period’s conclusion, may experience investment returns very different from those that the Fund seeks to provide. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – January from its inception (December 31, 2018) to April 30, 2019 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

Total Returns as of April 30, 2019
Since Inception (a)
Innovator S&P 500® Buffer ETF - January
NAV Return	13.73%
Market Return	13.87%
S&P 500® Index	17.51%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJAN.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Fund Performance

April 30, 2019 (Unaudited)

Total Returns as of April 30, 2019
Since Inception (a)
Innovator S&P 500® Buffer ETF - April
NAV Return	3.40%
Market Return	3.57%
S&P 500® Index	3.93%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAPR.

INNOVATOR S&P 500® BUFFER ETF – JULY

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – July from its inception (August 28, 2018) to April 30, 2019 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

Total Returns as of April 30, 2019
Since Inception (a)
Innovator S&P 500® Buffer ETF - July
NAV Return	1.97%
Market Return	2.08%
S&P 500® Index	1.67%

(a)	Inception date is August 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent month-end performance, please visit the Fund’s website at innovatoretfs.com

INNOVATOR S&P 500® BUFFER ETF – JULY

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUL.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – October from its inception (September 28, 2018) to April 30, 2019 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

Total Returns as of April 30, 2019
Since Inception (a)
Innovator S&P 500® Buffer ETF - October
NAV Return	1.71%
Market Return	1.92%
S&P 500® Index	1.09%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Return shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOCT.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – January from its inception (December 31, 2018) to April 30, 2019 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

Total Returns as of April 30, 2019
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - January
NAV Return	8.81%
Market Return	9.11%
S&P 500® Index	17.51%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJAN.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Fund Performance

April 30, 2019 (Unaudited)

Total Returns as of April 30, 2019
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - April
NAV Return	2.42%
Market Return	2.47%
S&P 500® Index	3.93%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAPR.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – July from its inception (August 7, 2018) to April 30, 2019 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

Total Returns as of April 30, 2019
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - July
NAV Return	3.02%
Market Return	3.03%
S&P 500® Index	3.06%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUL.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – October from its inception (September 28, 2018) to April 30, 2019 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

Total Returns as of April 30, 2019
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - October
NAV Return	1.82%
Market Return	2.10%
S&P 500® Index	1.09%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/POCT.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – January from its inception (December 31, 2018) to April 30, 2019 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

Total Returns as of April 30, 2019
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - January
NAV Return	7.34%
Market Return	7.58%
S&P 500® Index	17.51%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJAN.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Fund Performance

April 30, 2019 (Unaudited)

Total Returns as of April 30, 2019
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - April
NAV Return	2.45%
Market Return	2.29%
S&P 500® Index	3.93%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAPR.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – July from its inception (August 7, 2018) to April 30, 2019 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

Total Returns as of April 30, 2019
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - July
NAV Return	2.67%
Market Return	2.70%
S&P 500® Index	3.06%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUL.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Fund Performance

April 30, 2019 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – October from its inception (September 28, 2018) to April 30, 2019 as compared with the S&P 500® Index.

Growth of a Hypothetical $10,000 Investment

at April 30, 2019

Total Returns as of April 30, 2019
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - October
NAV Return	1.40%
Market Return	1.41%
S&P 500® Index	1.09%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Fund Performance

April 30, 2019 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UOCT.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019 for each Fund.

For the Innovator S&P 500® Buffer ETF – January, S&P 500® Power Buffer ETF – January and S&P 500® Ultra Buffer ETF – January the actual account values and actual expenses are based on the period from December 31, 2018 (the inception date of the Funds) to April 30, 2019.

For the Innovator S&P 500® Buffer ETF – April, S&P 500® Power Buffer ETF – April and S&P 500® Ultra Buffer ETF – April the actual account values and actual expenses are based on the period from March 31, 2019 (the inception date of the Funds) to April 30, 2019.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The following table also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2019 (Unaudited) (Continued)

			Expenses
	Beginning	Ending	Paid
	Account Value	Account Value	During the Period
Innovator S&P 500® Buffer ETF - January (NAV)
Actual	$1,000.00	$1,137.30	$2.75	(b)
Hypothetical	1,000.00	1,020.88	3.96	(a)(d)
Innovator S&P 500® Buffer ETF - April (NAV)
Actual	1,000.00	1,034.00	0.66	(c)
Hypothetical	1,000.00	1,020.88	3.96	(a)(d)
Innovator S&P 500® Buffer ETF - July (NAV)
Actual	1,000.00	1,057.00	4.03	(a)
Hypothetical	1,000.00	1,020.88	3.96	(a)
Innovator S&P 500® Buffer ETF - October (NAV)
Actual	1,000.00	1,063.30	4.04	(a)
Hypothetical	1,000.00	1,020.88	3.96	(a)
Innovator S&P 500® Power Buffer ETF - January (NAV)
Actual	1,000.00	1,088.10	2.69	(b)
Hypothetical	1,000.00	1,020.88	3.96	(a)(d)
Innovator S&P 500® Power Buffer ETF - April (NAV)
Actual	1,000.00	1,024.20	0.66	(c)
Hypothetical	1,000.00	1,020.88	3.96	(a)(d)
Innovator S&P 500® Power Buffer ETF - July (NAV)
Actual	1,000.00	1,047.80	4.01	(a)
Hypothetical	1,000.00	1,020.88	3.96	(a)
Innovator S&P 500® Power Buffer ETF - October (NAV)
Actual	1,000.00	1,059.50	4.03	(a)
Hypothetical	1,000.00	1,020.88	3.96	(a)
Innovator S&P 500® Ultra Buffer ETF - January (NAV)
Actual	1,000.00	1,073.40	2.67	(b)
Hypothetical	1,000.00	1,020.88	3.96	(a)(d)
Innovator S&P 500® Ultra Buffer ETF - April (NAV)
Actual	1,000.00	1,024.50	0.66	(c)
Hypothetical	1,000.00	1,020.88	3.96	(a)(d)
Innovator S&P 500® Ultra Buffer ETF - July (NAV)
Actual	1,000.00	1,047.20	4.01	(a)
Hypothetical	1,000.00	1,020.88	3.96	(a)
Innovator S&P 500® Ultra Buffer ETF - October (NAV)
Actual	1,000.00	1,050.40	4.02	(a)
Hypothetical	1,000.00	1,020.88	3.96	(a)

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since the six month period).

(b)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 119/365 (to reflect the period since the Fund’s inception on December 31, 2018).

(c)

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period since the Fund’s inception on March 29, 2018).

(d)	For comparative purposes only as the Fund was not in operation for the full six month period.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.92% (a)
CALL OPTIONS - 100.54%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $1,504.16	132	$38,884,956	$18,927,578
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $150.43	330	9,721,140	4,731,441
			23,659,019
PUT OPTIONS - 6.38%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $3,008.32	66	19,442,478	956,600
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $2,506.91	66	19,442,478	243,261
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $300.87	165	4,860,570	239,414
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $250.70	165	4,860,570	60,831
			1,500,106
TOTAL PURCHASED OPTIONS (Cost $21,437,430)			25,159,125

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 2.30% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.30% (b)	100		100
First American Government Obligations Fund - Class X, 2.35% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.35% (b)	811		811
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.30% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.31% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.29% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,411)			1,411

Total Investments (Cost $21,438,841) - 106.93%			25,160,536
Liabilities in Excess of Other Assets - (6.93)%			(1,629,486)
TOTAL NET ASSETS - 100.00%			$23,531,050

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	106.92%
Short Term Investments	0.01
Total Investments	106.93
Liabilities in Excess of Other Assets	(6.93)
Net Assets	100.00%

(a) Exchange-Traded.

(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2019	$3,065.94	66	$(19,442,478)	$(464,876)
SPX S&P 500® Index	12/31/2019	3,008.32	66	(19,442,478)	(663,064)
XSP S&P 500® Mini Index	12/31/2019	306.59	165	(4,860,570)	(116,250)
XSP S&P 500® Mini Index	12/31/2019	300.87	165	(4,860,570)	(165,413)
					(1,409,603)
Put Options
SPX S&P 500® Index	12/31/2019	2,281.28	66	(19,442,478)	(128,703)
SPX S&P 500® Index	12/31/2019	1,504.16	132	(38,884,956)	(23,964)
XSP S&P 500® Mini Index	12/31/2019	228.13	165	(4,860,570)	(32,177)
XSP S&P 500® Mini Index	12/31/2019	150.43	330	(9,721,140)	(5,993)
					(190,837)
Total Options Written (Premiums Received $1,465,246)					$(1,600,440)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.60% (a)
CALL OPTIONS - 84.84%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $1,700.65	184	$54,203,272	$22,884,624
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $170.08	184	5,420,272	2,288,199
			25,172,823
PUT OPTIONS - 18.76%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $3,401.31	92	27,101,636	4,000,949
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $2,834.4	92	27,101,636	1,058,169
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $340.17	92	2,710,136	400,420
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $283.45	92	2,710,136	105,840
			5,565,378
TOTAL PURCHASED OPTIONS (Cost $30,204,248)			30,738,201

Total Investments (Cost $30,204,248) - 103.60%			30,738,201
Liabilities in Excess of Other Assets - (3.60)%			(1,069,140)
TOTAL NET ASSETS - 100.00%			$29,669,061

Percentages are stated as a percent of net assets.

Asset Type	% of Net Assets
Purchased Options	103.60%
Total Investments	103.60
Liabilities in Excess of Other Assets	(3.60)
Net Assets	100.00%

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,401.31	92	$(27,101,636)	$(106,309)
SPX S&P 500® Index	3/31/2020	3,323.12	92	(27,101,636)	(179,421)
XSP S&P 500® Mini Index	3/31/2020	340.17	92	(2,710,136)	(10,605)
XSP S&P 500® Mini Index	3/31/2020	332.31	92	(2,710,136)	(17,945)
					(314,280)
Put Options
SPX S&P 500® Index	3/31/2020	2,579.29	92	(27,101,636)	(589,599)
SPX S&P 500® Index	3/31/2020	1,700.65	184	(54,203,272)	(114,307)
XSP S&P 500® Mini Index	3/31/2020	257.93	92	(2,710,136)	(58,961)
XSP S&P 500® Mini Index	3/31/2020	170.08	184	(5,420,272)	(11,436)
					(774,303)
Total Options Written (Premiums Received $1,180,497)					$(1,088,583)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 90.56% (a)
CALL OPTIONS - 73.38%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $1,738.54	108	$31,814,964	$13,015,836
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $173.87	108	3,181,464	1,300,968
			14,316,804
PUT OPTIONS - 17.18%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $3,477.08	54	15,907,482	2,845,044
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $2,897.54	54	15,907,482	202,014
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $347.74	54	1,590,732	284,688
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $289.76	54	1,590,732	20,196
			3,351,942
TOTAL PURCHASED OPTIONS (Cost $17,476,723)			17,668,746

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.30% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
First American Government Obligations Fund - Class X, 2.35% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.35% (c)	102		102
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.31% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.29% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $702)			702

Total Investments (Cost $17,477,425) - 90.56%			17,669,448
Other Assets in Excess of Liabilities - 9.44%			1,840,844
TOTAL NET ASSETS - 100.00%			$19,510,292

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	90.56%
Short Term Investments	0.00 (b)
Total Investments	90.56
Other Assets in Excess of Liabilities	9.44
Net Assets	100.00%

(a) Exchange-Traded.

(b) Less than 0.05%.

(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)

April 30, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/28/2019	$3,477.08	54	$(15,907,482)	$(270)
SPX S&P 500® Index	6/28/2019	3,211.91	54	(15,907,482)	(3,348)
XSP S&P 500® Mini Index	6/28/2019	347.74	54	(1,590,732)	(270)
XSP S&P 500® Mini Index	6/28/2019	321.19	54	(1,590,732)	(324)
					(4,212)
Put Options
SPX S&P 500® Index	6/28/2019	2,636.75	54	(15,907,482)	(46,872)
SPX S&P 500® Index	6/28/2019	1,738.54	108	(31,814,964)	(540)
XSP S&P 500® Mini Index	6/28/2019	263.68	54	(1,590,732)	(4,698)
XSP S&P 500® Mini Index	6/28/2019	173.87	108	(3,181,464)	(540)
					(52,650)
Total Options Written (Premiums Received $266,780)					$(56,862)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.55% (a)
CALL OPTIONS - 80.76%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $1,748.38	236	$69,521,588	$28,257,594
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $174.86	118	3,476,044	1,412,623
			29,670,217
PUT OPTIONS - 20.79%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $3,496.77	118	34,760,794	6,312,152
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $2,913.95	118	34,760,794	961,499
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $349.71	59	1,738,022	315,799
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $291.40	59	1,738,022	48,084
			7,637,534
TOTAL PURCHASED OPTIONS (Cost $34,414,878)			37,307,751

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.30% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
First American Government Obligations Fund - Class X, 2.35% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.35% (c)	97		97
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.31% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.29% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $697)			697

Total Investments (Cost $34,415,575) - 101.55%			37,308,448
Liabilities in Excess of Other Assets - (1.55)%			(569,614)
TOTAL NET ASSETS - 100.00%			$36,738,834

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	101.55%
Short Term Investments	0.00 (b)
Total Investments	101.55
Liabilities in Excess of Other Assets	(1.55)
Net Assets	100.00%

(a) Exchange-Traded.

(b) Less than 0.05%.

(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2019	$3,496.77	118	$(34,760,794)	$(12,026)
SPX S&P 500® Index	9/30/2019	3,359.77	118	(34,760,794)	(26,956)
XSP S&P 500® Mini Index	9/30/2019	349.71	59	(1,738,022)	(600)
XSP S&P 500® Mini Index	9/30/2019	335.98	59	(1,738,022)	(1,347)
					(40,929)
Put Options
SPX S&P 500® Index	9/30/2019	2,651.69	118	(34,760,794)	(386,881)
SPX S&P 500® Index	9/30/2019	1,748.38	236	(69,521,588)	(42,862)
XSP S&P 500® Mini Index	9/30/2019	265.17	59	(1,738,022)	(19,345)
XSP S&P 500® Mini Index	9/30/2019	174.86	118	(3,476,044)	(2,144)
					(451,232)
Total Options Written (Premiums Received $2,041,087)					$(492,161)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.62% (a)
CALL OPTIONS - 103.94%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $1,504.14	452	$133,151,516	$64,668,544
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $150.41	1,130	33,287,540	16,166,910
			80,835,454
PUT OPTIONS - 6.68%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $3,008.28	226	66,575,758	3,329,884
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $2,506.90	226	66,575,758	828,290
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $300.83	565	16,643,770	832,245
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $250.69	565	16,643,770	206,790
			5,197,209
TOTAL PURCHASED OPTIONS (Cost $73,354,136)			86,032,663

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.30% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
First American Government Obligations Fund - Class X, 2.35% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.35% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.31% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.29% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $700)			700

Total Investments (Cost $73,354,836) - 110.62%			86,033,363
Liabilities in Excess of Other Assets - (10.62)%			(8,259,138)
TOTAL NET ASSETS - 100.00%			$77,774,225

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	110.62%
Short Term Investments	0.00 (b)
Total Investments	110.62
Liabilities in Excess of Other Assets	(10.62)
Net Assets	100.00%

(a) Exchange-Traded.

(b) Less than 0.05%.

(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)

April 30, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2019	$3,008.28	226	$(66,575,758)	$(2,252,316)
SPX S&P 500® Index	12/31/2019	2,855.36	226	(66,575,758)	(4,489,038)
XSP S&P 500® Mini Index	12/31/2019	300.83	565	(16,643,770)	(563,305)
XSP S&P 500® Mini Index	12/31/2019	285.54	565	(16,643,770)	(1,122,090)
					(8,426,749)
Put Options
SPX S&P 500® Index	12/31/2019	2,130.87	226	(66,575,758)	(286,342)
SPX S&P 500® Index	12/31/2019	1,504.14	452	(133,151,516)	(56,952)
XSP S&P 500® Mini Index	12/31/2019	213.09	565	(16,643,770)	(71,755)
XSP S&P 500® Mini Index	12/31/2019	150.41	1,130	(33,287,540)	(14,690)
					(429,739)
Total Options Written (Premiums Received $5,298,121)					$(8,856,488)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.60% (a)
CALL OPTIONS - 85.66%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $1,700.63	612	$180,284,796	$76,117,420
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $170.06	612	18,028,296	7,611,917
			83,729,337
PUT OPTIONS - 18.94%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $3,401.27	306	90,142,398	13,306,395
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $2,834.39	306	90,142,398	3,519,483
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $340.13	306	9,014,148	1,330,723
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $283.44	306	9,014,148	351,956
			18,508,557
TOTAL PURCHASED OPTIONS (Cost $100,366,327)			102,237,894

SHORT TERM INVESTMENTS - 0.02%	Shares
MONEY MARKET FUNDS - 0.02%
Fidelity Government Portfolio - Class I, 2.30% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.30% (b)	100		100
First American Government Obligations Fund - Class X, 2.35% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.35% (b)	20,881		20,881
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.30% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.31% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.29% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $21,481)			21,481

Total Investments (Cost $100,387,808) - 104.62%			102,259,375
Liabilities in Excess of Other Assets - (4.62)%			(4,517,554)
TOTAL NET ASSETS - 100.00%			$97,741,821

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	104.60%
Short Term Investments	0.02
Total Investments	104.62
Liabilities in Excess of Other Assets	(4.62)
Net Assets	100.00%

(a) Exchange-Traded.

(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)

April 30, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,401.27	306	$(90,142,398)	$(353,684)
SPX S&P 500® Index	3/31/2020	3,135.12	306	(90,142,398)	(2,102,629)
XSP S&P 500® Mini Index	3/31/2020	340.13	306	(9,014,148)	(35,362)
XSP S&P 500® Mini Index	3/31/2020	313.51	306	(9,014,148)	(210,288)
					(2,701,963)
Put Options
SPX S&P 500® Index	3/31/2020	2,409.23	306	(90,142,398)	(1,303,812)
SPX S&P 500® Index	3/31/2020	1,700.63	612	(180,284,796)	(380,172)
XSP S&P 500® Mini Index	3/31/2020	240.92	306	(9,014,148)	(130,372)
XSP S&P 500® Mini Index	3/31/2020	170.06	612	(18,028,296)	(38,014)
					(1,852,370)
Total Options Written (Premiums Received $4,183,812)					$(4,554,333)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.69% (a)
CALL OPTIONS - 83.54%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $1,715.08	196	$57,738,268	$24,123,969
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $171.51	196	5,773,768	2,412,358
			26,536,327
PUT OPTIONS - 17.15%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $3,430.15	98	28,869,134	4,673,920
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $2,858.46	98	28,869,134	276,677
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $343.02	98	2,886,884	467,441
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $285.85	98	2,886,884	27,674
			5,445,712
TOTAL PURCHASED OPTIONS (Cost $31,270,215)			31,982,039

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.30% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
First American Government Obligations Fund - Class X, 2.35% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.35% (c)	99		99
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.31% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.29% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $699)			699

Total Investments (Cost $31,270,914) - 100.69%			31,982,738
Liabilities in Excess of Other Assets - (0.69)%			(219,157)
TOTAL NET ASSETS - 100.00%			$31,763,581

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	100.69%
Short Term Investments	0.00 (b)
Total Investments	100.69
Liabilities in Excess of Other Assets	(0.69)
Net Assets	100.00%

(a) Exchange-Traded.

(b) Less than 0.05%.

(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)

April 30, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/28/2019	$3,430.15	98	$(28,869,134)	$(1,261)
SPX S&P 500® Index	6/28/2019	3,090.28	98	(28,869,134)	(51,215)
XSP S&P 500® Mini Index	6/28/2019	343.02	98	(2,886,884)	(126)
XSP S&P 500® Mini Index	6/28/2019	309.03	98	(2,886,884)	(5,120)
					(57,722)
Put Options
SPX S&P 500® Index	6/28/2019	2,429.69	98	(28,869,134)	(35,720)
SPX S&P 500® Index	6/28/2019	1,715.08	196	(57,738,268)	(4,986)
XSP S&P 500® Mini Index	6/28/2019	242.97	98	(2,886,884)	(3,572)
XSP S&P 500® Mini Index	6/28/2019	171.51	196	(5,773,768)	(499)
					(44,777)
Total Options Written (Premiums Received $414,621)					$(102,499)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 93.57% (a)
CALL OPTIONS - 74.27%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $1,748.36	636	$187,354,788	$75,846,180
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $174.84	318	9,367,644	3,792,150
			79,638,330
PUT OPTIONS - 19.30%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $3,496.73	318	93,677,394	17,109,036
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $2,913.94	318	93,677,394	2,599,968
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $349.67	159	4,683,822	855,420
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $291.39	159	4,683,822	129,903
			20,694,327
TOTAL PURCHASED OPTIONS (Cost $97,600,395)			100,332,657

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.30% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
First American Government Obligations Fund - Class X, 2.35% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.35% (c)	705		705
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.31% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.29% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,305)			1,305

Total Investments (Cost $97,601,700) - 93.57%			100,333,962
Other Assets in Excess of Liabilities - 6.43%			6,892,941
TOTAL NET ASSETS - 100.00%			$107,226,903

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	93.57%
Short Term Investments	0.00 (b)
Total Investments	93.57
Other Assets in Excess of Liabilities	6.43
Net Assets	100.00%

(a) Exchange-Traded.

(b) Less than 0.05%.

(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)

April 30, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2019	$3,496.73	318	$(93,677,394)	$(35,616)
SPX S&P 500® Index	9/30/2019	3,205.33	318	(93,677,394)	(292,878)
XSP S&P 500® Mini Index	9/30/2019	349.67	159	(4,683,822)	(1,749)
XSP S&P 500® Mini Index	9/30/2019	320.53	159	(4,683,822)	(14,628)
					(344,871)
Put Options
SPX S&P 500® Index	9/30/2019	2,476.85	318	(93,677,394)	(590,526)
SPX S&P 500® Index	9/30/2019	1,748.36	636	(187,354,788)	(43,884)
XSP S&P 500® Mini Index	9/30/2019	247.68	159	(4,683,822)	(29,574)
XSP S&P 500® Mini Index	9/30/2019	174.84	318	(9,367,644)	(2,226)
					(666,210)
Total Options Written (Premiums Received $3,185,809)					$(1,011,081)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.88% (a)
CALL OPTIONS - 106.53%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $1,504.15	220	$64,808,260	$31,546,179
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $150.42	550	16,201,900	7,886,275
			39,432,454
PUT OPTIONS - 6.35%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $3,008.30	110	32,404,130	1,594,241
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $2,381.56	110	32,404,130	284,691
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $300.85	275	8,100,950	398,792
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $238.16	275	8,100,950	71,181
			2,348,905
TOTAL PURCHASED OPTIONS (Cost $35,691,937)			41,781,359

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.30% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
First American Government Obligations Fund - Class X, 2.35% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.35% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.31% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.29% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $700)			700

Total Investments (Cost $35,692,637) - 112.88%			41,782,059
Liabilities in Excess of Other Assets - (12.88)%			(4,766,348)
TOTAL NET ASSETS - 100.00%			$37,015,711

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	112.88%
Short Term Investments	0.00 (b)
Total Investments	112.88
Liabilities in Excess of Other Assets	(12.88)
Net Assets	100.00%

(a) Exchange-Traded.

(b) Less than 0.05%.

(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)

April 30, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2019	$3,008.30	110	$(32,404,130)	$(1,105,230)
SPX S&P 500® Index	12/31/2019	2,807.73	110	(32,404,130)	(2,597,823)
XSP S&P 500® Mini Index	12/31/2019	300.85	275	(8,100,950)	(275,998)
XSP S&P 500® Mini Index	12/31/2019	280.77	275	(8,100,950)	(649,518)
					(4,628,569)
Put Options
SPX S&P 500® Index	12/31/2019	1,629.49	110	(32,404,130)	(29,018)
SPX S&P 500® Index	12/31/2019	1,504.15	220	(64,808,260)	(39,939)
XSP S&P 500® Mini Index	12/31/2019	162.95	275	(8,100,950)	(7,255)
XSP S&P 500® Mini Index	12/31/2019	150.42	550	(16,201,900)	(9,986)
					(86,198)
Total Options Written (Premiums Received $1,762,801)					$(4,714,767)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.47% (a)
CALL OPTIONS - 85.63%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $1,700.64	100	$29,458,300	$12,437,391
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $170.07	100	2,945,800	1,243,682
			13,681,073
PUT OPTIONS - 17.84%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $3,401.29	50	14,729,150	2,174,338
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $2,692.67	50	14,729,150	416,984
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $340.15	50	1,472,900	217,529
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $269.27	50	1,472,900	41,701
			2,850,552
TOTAL PURCHASED OPTIONS (Cost $16,163,678)			16,531,625

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
First American Treasury Obligations Fund - Class X, 2.35% (c)	3		3
TOTAL SHORT TERM INVESTMENTS (Cost $3)			3

Total Investments (Cost $16,163,681) - 103.47%			16,531,628
Liabilities in Excess of Other Assets - (3.47)%			(555,385)
TOTAL NET ASSETS - 100.00%			$15,976,243

Percentages are stated as a percent of net assets.

Asset Type	% of Net Assets
Purchased Options	103.47%
Short Term Investments	0.00 (b)
Total Investments	103.47
Liabilities in Excess of Other Assets	(3.47)
Net Assets	100.00%

(a) Exchange-Traded.

(b) Less than 0.05%.

(c) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Schedule of Options Written (a)

April 30, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,401.29	50	$(14,729,150)	$(57,784)
SPX S&P 500® Index	3/31/2020	3,133.90	50	(14,729,150)	(346,055)
XSP S&P 500® Mini Index	3/31/2020	340.15	50	(1,472,900)	(5,771)
XSP S&P 500® Mini Index	3/31/2020	313.39	50	(1,472,900)	(34,605)
					(444,215)
Put Options
SPX S&P 500® Index	3/31/2020	1,842.35	50	(14,729,150)	(47,217)
SPX S&P 500® Index	3/31/2020	1,700.64	100	(29,458,300)	(62,122)
XSP S&P 500® Mini Index	3/31/2020	184.24	50	(1,472,900)	(4,722)
XSP S&P 500® Mini Index	3/31/2020	170.07	100	(2,945,800)	(6,213)
					(120,274)
Total Options Written (Premiums Received $455,960)					$(564,489)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 97.24% (a)
CALL OPTIONS - 80.97%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $1,715.09	360	$106,049,880	$44,229,240
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $171.52	360	10,604,880	4,420,800
			48,650,040
PUT OPTIONS - 16.27%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $3,430.17	180	53,024,940	8,643,960
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $2,715.54	180	53,024,940	242,820
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $343.04	180	5,302,440	864,720
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $271.55	180	5,302,440	24,300
			9,775,800
TOTAL PURCHASED OPTIONS (Cost $54,052,548)			58,425,840

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.30% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
First American Government Obligations Fund - Class X, 2.35% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.35% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.31% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.29% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $700)			700

Total Investments (Cost $54,053,248) - 97.24%			58,426,540
Other Assets in Excess of Liabilities - 2.76%			1,658,424
TOTAL NET ASSETS - 100.00%			$60,084,964

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	97.24%
Short Term Investments	0.00 (b)
Total Investments	97.24
Other Assets in Excess of Liabilities	2.76
Net Assets	100.00%

(a) Exchange-Traded.

(b) Less than 0.05%.

(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)

April 30, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/28/2019	$3,430.17	180	$(53,024,940)	$(900)
SPX S&P 500® Index	6/28/2019	3,109.15	180	(53,024,940)	(60,480)
XSP S&P 500® Mini Index	6/28/2019	343.04	180	(5,302,440)	(900)
XSP S&P 500® Mini Index	6/28/2019	310.91	180	(5,302,440)	(6,120)
					(68,400)
Put Options
SPX S&P 500® Index	6/28/2019	1,858.00	180	(53,024,940)	(2,700)
SPX S&P 500® Index	6/28/2019	1,715.09	360	(106,049,880)	(1,800)
XSP S&P 500® Mini Index	6/28/2019	185.80	180	(5,302,440)	(900)
XSP S&P 500® Mini Index	6/28/2019	171.52	360	(10,604,880)	(1,800)
					(7,200)
Total Options Written (Premiums Received $690,272)					$(75,600)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2019 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.75% (a)
CALL OPTIONS - 81.00%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $1,748.37	584	$172,036,472	$69,926,150
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $174.85	292	8,601,736	3,495,931
			73,422,081
PUT OPTIONS - 19.75%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $3,496.75	292	86,018,236	15,619,329
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $2,768.24	292	86,018,236	1,426,461
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $349.69	146	4,300,868	781,182
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $276.82	146	4,300,868	71,313
			17,898,285
TOTAL PURCHASED OPTIONS (Cost $85,707,381)			91,320,366

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.30% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
First American Government Obligations Fund - Class X, 2.35% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.35% (c)	97		97
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.30% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.31% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.29% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $697)			697

Total Investments (Cost $85,708,078) - 100.75%			91,321,063
Liabilities in Excess of Other Assets - (0.75)%			(683,584)
TOTAL NET ASSETS - 100.00%			$90,637,479

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	100.75%
Short Term Investments	0.00 (b)
Total Investments	100.75
Liabilities in Excess of Other Assets	(0.75)
Net Assets	100.00%

(a) Exchange-Traded.

(b) Less than 0.05%.

(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)

April 30, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2019	$3,496.75	292	$(86,018,236)	$(29,762)
SPX S&P 500® Index	9/30/2019	3,205.04	292	(86,018,236)	(256,069)
XSP S&P 500® Mini Index	9/30/2019	349.69	146	(4,300,868)	(1,487)
XSP S&P 500® Mini Index	9/30/2019	320.50	146	(4,300,868)	(12,809)
					(300,127)
Put Options
SPX S&P 500® Index	9/30/2019	1,849.06	292	(86,018,236)	(83,883)
SPX S&P 500® Index	9/30/2019	1,748.37	584	(172,036,472)	(106,061)
XSP S&P 500® Mini Index	9/30/2019	189.41	146	(4,300,868)	(4,195)
XSP S&P 500® Mini Index	9/30/2019	174.85	292	(8,601,736)	(5,305)
					(199,444)
Total Options Written (Premiums Received $2,021,523)					$(499,571)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

Innovator S&P 500® Buffer ETF - January

Assets:
Investments, at value (a)	$25,160,536
Deposit at broker for options	–
Interest and other receivables	5
Receivable for investments sold	–
Receivable for fund shares sold	–
Total Assets	25,160,541

Liabilities:
Payable for investments purchased	–
Payable to Adviser	16,408
Other liabilities	22
Due to broker for options	12,621
Options written, at value (b)	1,600,440
Total Liabilities	1,629,491
Net Assets	$23,531,050

Net Assets Consist of:
Capital stock	$20,563,315
Total distributable earnings/(accumulated deficit)	2,967,735
Net Assets	$23,531,050

Total Fund:
Net Assets	$23,531,050
Shares of beneficial interest outstanding (unlimited shares authorized)	825,000
Net asset value price per share	$28.52

(a) Cost of investments	$21,438,841
(b) Premiums received	1,465,246

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - April	Innovator S&P 500® Buffer ETF - July	Innovator S&P 500® Buffer ETF - October

$30,738,201	$17,669,448	$37,308,448
34,259	3,853,206	–
38	976	–
–	12,515	–
–	1,961,590	–
30,772,498	23,497,735	37,308,448

–	3,923,905	–
14,824	6,604	16,885
30	72	101
–	–	60,467
1,088,583	56,862	492,161
1,103,437	3,987,443	569,614
$29,669,061	$19,510,292	$36,738,834

$29,057,984	$19,199,673	$35,355,230
611,077	310,619	1,383,604
$29,669,061	$19,510,292	$36,738,834

$29,669,061	$19,510,292	$36,738,834
1,150,000	750,000	1,475,000
$25.80	$26.01	$24.91

$30,204,248	$17,477,425	$34,415,575
1,180,497	266,780	2,041,087

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

Innovator S&P 500® Power Buffer ETF - January

Assets:
Investments, at value (a)	$86,033,363
Deposit at broker for options	–
Interest and other receivables	14
Receivable for fund shares sold	682,230
Total Assets	86,715,607

Liabilities:
Payable for investments purchased	–
Payable to Adviser	50,853
Other liabilities	42
Due to broker for options	33,999
Options written, at value (b)	8,856,488
Total Liabilities	8,941,382
Net Assets	$77,774,225

Net Assets Consist of:
Capital stock	$71,292,204
Total distributable earnings/(accumulated deficit)	6,482,021
Net Assets	$77,774,225

Total Fund:
Net Assets	$77,774,225
Shares of beneficial interest outstanding (unlimited shares authorized)	2,850,000
Net asset value price per share	$27.29

(a) Cost of investments	$73,354,836
(b) Premiums received	5,298,121

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - April	Innovator S&P 500® Power Buffer ETF - July	Innovator S&P 500® Power Buffer ETF - October

$102,259,375	$31,982,738	$100,333,962
89,227	553,405	–
103	2	3
–	–	8,104,362
102,348,705	32,536,145	108,438,327

–	650,266	–
52,370	19,566	47,613
181	233	282
–	–	152,448
4,554,333	102,499	1,011,081
4,606,884	772,564	1,211,424
$97,741,821	$31,763,581	$107,226,903

$96,293,243	$30,796,463	$103,859,028
1,448,578	967,118	3,367,875
$97,741,821	$31,763,581	$107,226,903

$97,741,821	$31,763,581	$107,226,903
3,825,000	1,225,000	4,300,000
$25.55	$25.93	$24.94

$100,387,808	$31,270,914	$97,601,700
4,183,812	414,621	3,185,809

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

Innovator S&P 500® Ultra Buffer ETF - January

Assets:
Investments, at value (a)	$41,782,059
Deposit at broker for options	–
Interest and other receivables	2
Receivable for fund shares sold	–
Total Assets	41,782,061

Liabilities:
Payable to Adviser	25,141
Other liabilities	45
Due to broker for options	26,397
Options written, at value (b)	4,714,767
Total Liabilities	4,766,350
Net Assets	$37,015,711

Net Assets Consist of:
Capital stock	$34,394,397
Total distributable earnings/(accumulated deficit)	2,621,314
Net Assets	$37,015,711

Total Fund:
Net Assets	$37,015,711
Shares of beneficial interest outstanding (unlimited shares authorized)	1,375,000
Net asset value price per share	$26.92

(a) Cost of investments	$35,692,637
(b) Premiums received	1,762,801

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - April	Innovator S&P 500® Ultra Buffer ETF - July	Innovator S&P 500® Ultra Buffer ETF - October

$16,531,628	$58,426,540	$91,321,063
17,570	–	–
120	1	1
–	1,938,225	–
16,549,318	60,364,766	91,321,064

8,586	37,019	54,577
–	380	248
–	166,803	129,189
564,489	75,600	499,571
573,075	279,802	683,585
$15,976,243	$60,084,964	$90,637,479

$15,725,294	$56,563,757	$86,155,422
250,949	3,521,207	4,482,057
$15,976,243	$60,084,964	$90,637,479

$15,976,243	$60,084,964	$90,637,479

625,000	2,325,000	3,650,000
$25.56	$25.84	$24.83

$16,163,681	$54,053,248	$85,708,078
455,960	690,272	2,021,523

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

Period Ended April 30, 2019 (Unaudited)

Innovator S&P 500® Buffer ETF - January (a)
Investment Income:
Interest	$62
Total Investment Income	62

Expenses:
Investment advisory fee	60,284
Broker interest	22
Expenses	60,306
Net Investment Income/(Loss)	(60,244)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(424,495)
Options written	(134,027)
Net change in unrealized appreciation/(depreciation) on:
Investments	3,721,695
Options written	(135,194)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	3,027,979
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,967,735

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on March 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - April (b)	Innovator S&P 500® Buffer ETF - July	Innovator S&P 500® Buffer ETF - October

$34	$8	$64
34	8	64

14,824	21,154	90,861
–	352	174
14,824	21,506	91,035
(14,790)	(21,498)	(90,971)

–	(54,354)	(2,598,462)
–	(2,051)	(362,900)

533,953	237,577	2,883,281
91,914	267,814	1,664,053
625,867	448,986	1,585,972
$611,077	$427,488	$1,495,001

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

Period Ended April 30, 2019 (Unaudited)

Innovator S&P 500® Power Buffer ETF - January (a)
Investment Income:
Interest	$269
Total Investment Income	269

Expenses:
Investment advisory fee	201,074
Broker interest	42
Expenses	201,116
Net Investment Income/(Loss)	(200,847)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(1,542,809)
Options written	(894,483)
Net change in unrealized appreciation/(depreciation) on:
Investments	12,678,527
Options written	(3,558,367)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	6,682,868
Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,482,021

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on March 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - April (b)	Innovator S&P 500® Power Buffer ETF - July	Innovator S&P 500® Power Buffer ETF - October

$83	$7	$67
83	7	67

52,370	50,555	141,242
181	492	421
52,551	51,047	141,663
(52,468)	(51,040)	(141,596)

–	–	(1,403,714)
–	–	10,422

1,871,567	764,960	2,924,892
(370,521)	331,891	2,196,975
1,501,046	1,096,851	3,728,575
$1,448,578	$1,045,811	$3,586,979

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

Period Ended April 30, 2019 (Unaudited)

Innovator S&P 500® Ultra Buffer ETF - January (a)
Investment Income:
Interest	$79
Total Investment Income	79

Expenses:
Investment advisory fee	87,736
Broker interest	45
Expenses	87,781
Net Investment Income/(Loss)	(87,702)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(246,835)
Options written	(181,605)
Net change in unrealized appreciation/(depreciation) on:
Investments	6,089,422
Options written	(2,951,966)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	2,709,016
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,621,314

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on March 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - April (b)	Innovator S&P 500® Ultra Buffer ETF - July	Innovator S&P 500® Ultra Buffer ETF - October

$117	$11	$1,356
117	11	1,356

8,586	146,465	239,770
–	1,014	380
8,586	147,479	240,150
(8,469)	(147,468)	(238,794)

–	(1,295,857)	(2,337,513)
–	(17,649)	(73,119)

367,947	4,462,308	5,766,641
(108,529)	609,866	1,484,703
259,418	3,758,668	4,840,712
$250,949	$3,611,200	$4,601,918

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statement of Changes in Net Assets

	Innovator S&P 500® Buffer ETF - January	Innovator S&P 500® Buffer ETF - April
	Period Ended April 30, 2019 (Unaudited) (a)	Period Ended April 30, 2019 (Unaudited) (b)

Operations:
Net investment income/(loss)	$(60,244)	$(14,790)
Net realized gain/(loss)	(558,522)	–
Net change in unrealized appreciation/(depreciation)	3,586,501	625,867
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,967,735	611,077

Fund Share Transactions:
Proceeds from shares sold	27,555,273	29,043,462
Cost of shares redeemed	(7,009,240)	–
Transaction fees (see Note 6)	17,282	14,522
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	20,563,315	29,057,984

Total Increase/(Decrease) in Net Assets	23,531,050	29,669,061

Net Assets:
Beginning of period	–	–
End of period	$23,531,050	$29,669,061

Change in Shares Outstanding:
Shares sold	1,075,000	1,150,000
Shares redeemed	(250,000)	–
Net Increase/(Decrease)	825,000	1,150,000

(a) Since Commencement of Operations on December 31, 2018.

(b) Since Commencement of Operations on March 29, 2019.

(c) Since Commencement of Operations on August 28, 2018.

(d) Since Commencement of Operations on September 28, 2018.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - July		Innovator S&P 500® Buffer ETF - October
Period Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (c)	Period Ended April 30, 2019 (Unaudited)	Period Ended October 30, 2018 (d)

$(21,498)	$(4,814)	$(90,971)	$(5,862)
(56,405)	(8,605)	(2,961,362)	–
505,391	(103,450)	4,547,334	(105,535)
427,488	(116,869)	1,495,001	(111,397)

16,008,782	5,708,575	29,532,558	21,183,067
(625,698)	(1,904,110)	(15,393,450)	–
8,317	3,807	22,463	10,592
15,391,401	3,808,272	14,161,571	21,193,659
15,818,889	3,691,403	15,656,572	21,082,262

3,691,403	—	21,082,262	—
$19,510,292	$3,691,403	$36,738,834	$21,082,262

625,000	225,000	1,250,000	900,000
(25,000)	(75,000)	(675,000)	–
600,000	150,000	575,000	900,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statement of Changes in Net Assets

	Innovator S&P 500® Power Buffer ETF - January	Innovator S&P 500® Power Buffer ETF - April
	Period Ended April 30, 2019 (Unaudited) (a)	Period Ended April 30, 2019 (Unaudited) (b)

Operations:
Net investment income/(loss)	$(200,847)	$(52,468)
Net realized gain/(loss)	(2,437,292)	–
Net change in unrealized appreciation/(depreciation)	9,120,160	1,501,046
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,482,021	1,448,578

Fund Share Transactions:
Proceeds from shares sold	87,460,730	96,245,120
Cost of shares redeemed	(16,220,025)	–
Transaction fees (see Note 6)	51,499	48,123
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	71,292,204	96,293,243

Total Increase/(Decrease) in Net Assets	77,774,225	97,741,821

Net Assets:
Beginning of period	—	—
End of period	$77,774,225	$97,741,821

Change in Shares Outstanding:
Shares sold	3,450,000	3,825,000
Shares redeemed	(600,000)	–
Net Increase/(Decrease)	2,850,000	3,825,000

(a) Since Commencement of Operations on December 31, 2018.

(b) Since Commencement of Operations on March 29, 2019.

(c) Since Commencement of Operations on August 7, 2018.

(d) Since Commencement of Operations on September 28, 2018.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - July		Innovator S&P 500® Power Buffer ETF - October
Period Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (c)	Period Ended April 30, 2019 (Unaudited)	Period Ended October 30, 2018 (d)

$(51,040)	$(5,788)	$(141,596)	$(4,227)
–	–	(1,393,292)	–
1,096,851	(72,905)	5,121,867	(214,877)
1,045,811	(78,693)	3,586,979	(219,104)

26,992,173	3,788,900	96,628,427	11,393,567
–	–	(4,215,033)	–
13,496	1,894	46,664	5,403
27,005,669	3,790,794	92,460,058	11,398,970
28,051,480	3,712,101	96,047,037	11,179,866

3,712,101	—	11,179,866	—
$31,763,581	$3,712,101	$107,226,903	$11,179,866

1,075,000	150,000	4,000,000	475,000
–	–	(175,000)	–
1,075,000	150,000	3,825,000	475,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statement of Changes in Net Assets

	Innovator S&P 500® Ultra Buffer ETF - January	Innovator S&P 500® Ultra Buffer ETF - April
	Period Ended April 30, 2019 (unaudited) (a)	Period Ended April 30, 2019 (Unaudited) (b)

Operations:
Net investment income/(loss)	$(87,702)	$(8,469)
Net realized gain/(loss)	(428,440)	–
Net change in unrealized appreciation/(depreciation)	3,137,456	259,418
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,621,314	250,949

Fund Share Transactions:
Proceeds from shares sold	36,389,973	15,717,435
Cost of shares redeemed	(2,014,778)	–
Transaction fees (see Note 6)	19,202	7,859
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	34,394,397	15,725,294

Total Increase/(Decrease) in Net Assets	37,015,711	15,976,243

Net Assets:
Beginning of period	—	—
End of period	$37,015,711	$15,976,243

Change in Shares Outstanding:
Shares sold	1,450,000	625,000
Shares redeemed	(75,000)	–
Net Increase/(Decrease)	1,375,000	625,000

(a) Since Commencement of Operations on December 31, 2018.

(b) Since Commencement of Operations on March 29, 2019.

(c) Since Commencement of Operations on August 7, 2018.

(d) Since Commencement of Operations on September 28, 2018.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - July		Innovator S&P 500® Ultra Buffer ETF - October
Period Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018 (c)	Period Ended April 30, 2019 (Unaudited)	Period Ended October 30, 2018 (d)

$(147,468)	$(5,783)	$(238,794)	$(3,454)
(1,313,506)	–	(2,410,632)	–
5,072,174	(84,210)	7,251,344	(116,407)
3,611,200	(89,993)	4,601,918	(119,861)

57,495,370	3,789,807	80,438,520	13,706,003
(4,753,470)	–	(8,040,193)	–
30,155	1,895	44,535	6,557
52,772,055	3,791,702	72,442,862	13,712,560
56,383,255	3,701,709	77,044,780	13,592,699

3,701,709	—	13,592,699	—
$60,084,964	$3,701,709	$90,637,479	$13,592,699

2,375,000	150,000	3,425,000	575,000
(200,000)	–	(350,000)	–
2,175,000	150,000	3,075,000	575,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout
		Operations:			Capital Share Transactions:

	Net Asset Value, Beginning of Period	Net investment income/(loss)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 6)
Innovator S&P 500® Buffer ETF - January
For the period 12/31/18 (d) - 4/30/19 (Unaudited)	$25.08	(0.07)	3.49	3.42	0.02

Innovator S&P 500® Buffer ETF - April
For the period 3/29/19 (d) - 4/30/19 (Unaudited)	$24.95	(0.02)	0.85	0.83	0.02

Innovator S&P 500® Buffer ETF - July
For the period ended April 30, 2019 (Unaudited)	$24.61	(0.10)	1.46	1.36	0.04
For the period 8/28/18 (d) - 10/31/18	$25.51	(0.03)	(0.90)	(0.93)	0.03

Innovator S&P 500® Buffer ETF - October
For the period ended April 30, 2019 (Unaudited)	$23.42	(0.09)	1.56	1.47	0.02
For the period 9/28/18 (d) - 10/31/18	$24.49	(0.01)	(1.07)	(1.08)	0.01

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Does not include the impact of the expenses of the underlying funds in which the Fund invests.

(d) Inception date.

(e) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

each period)		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Net expenses (c)		Net investment income/(loss)	Portfolio turnover rate (b)

3.44	$28.52	13.73%	$23,531	0.79%		(0.79)%	0%

0.85	$25.80	3.40%	$29,669	0.79%		(0.79)%	0%

1.40	$26.01	5.70%	$19,510	0.80%	(e)	(0.80)%	0%

(0.90)	$24.61	(3.53)%	$3,691	0.79%		(0.78)%	0%

1.49	$24.91	6.33%	$36,739	0.79%		(0.79)%	0%

(1.07)	$23.42	(4.35)%	$21,082	0.79%		(0.79)%	4%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout
		Operations:			Capital Share Transactions:

	Net Asset Value, Beginning of Period	Net investment income/(loss)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 6)
Innovator S&P 500® Power Buffer ETF - January
For the period 12/31/18 (d) - 4/30/19 (Unaudited)	$25.08	(0.07)	2.26	2.19	0.02

Innovator S&P 500® Power Buffer ETF - April
For the period 3/29/19 (d) - 4/30/19 (Unaudited)	$24.95	(0.02)	0.60	0.58	0.02

Innovator S&P 500® Power Buffer ETF - July
For the period ended April 30, 2019 (Unaudited)	$24.75	(0.10)	1.25	1.15	0.03
For the period 8/7/18 (d) - 10/31/18	$25.17	(0.04)	(0.39)	(0.43)	0.01

Innovator S&P 500® Power Buffer ETF - October
For the period ended April 30, 2019 (Unaudited)	$23.54	(0.09)	1.46	1.37	0.03
For the period 9/28/18 (d) - 10/31/18	$24.49	(0.01)	(0.95)	(0.96)	0.01

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Does not include the impact of the expenses of the underlying funds in which the Fund invests.

(d) Inception date.

(e) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

each period)		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Net expenses (c)		Net investment income/(loss)	Portfolio turnover rate (b)

2.21	$27.29	8.81%	$77,774	0.79%		(0.79)%	0%

0.60	$25.55	2.42%	$97,742	0.79%		(0.79)%	0%

1.18	$25.93	4.78%	$31,764	0.80%	(e)	(0.80)%	0%

(0.42)	$24.75	(1.68)%	$3,712	0.79%		(0.79)%	0%

1.40	$24.94	5.95%	$107,227	0.79%		(0.79)%	0%

(0.95)	$23.54	(3.89)%	$11,180	0.79%		(0.79)%	4%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout
		Operations:			Capital Share Transactions:

	Net Asset Value, Beginning of Period	Net investment income/(loss)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 6)
Innovator S&P 500® Ultra Buffer ETF - January
For the period 12/31/18 (d) - 4/30/19 (Unaudited)	$25.08	(0.07)	1.89	1.82	0.02

Innovator S&P 500® Ultra Buffer ETF - April
For the period 3/29/19 (d) - 4/30/19 (Unaudited)	$24.95	(0.02)	0.61	0.59	0.02

Innovator S&P 500® Ultra Buffer ETF – July
For the period ended April 30, 2019 (Unaudited)	$24.68	(0.10)	1.24	1.14	0.02
For the period 8/7/18 (d) - 10/31/18	$25.17	(0.04)	(0.46)	(0.50)	0.01

Innovator S&P 500® Ultra Buffer ETF - October
For the period ended April 30, 2019 (Unaudited)	$23.64	(0.09)	1.26	1.17	0.02
For the period 9/28/18 (d) - 10/31/18	$24.49	(0.01)	(0.85)	(0.86)	0.01

(a) Annualized for periods less than one year.

(b) Not annualized for periods less than one year.

(c) Does not include the impact of the expenses of the underlying funds in which the Fund invests.

(d) Inception date.

(e) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

each period)		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Net expenses (c)		Net investment income/(loss)	Portfolio turnover rate (b)

1.84	$26.92	7.34%	$37,016	0.79%		(0.79)%	0%

0.61	$25.56	2.45%	$15,976	0.79%		(0.78)%	0%

1.16	$25.84	4.72%	$60,085	0.80%	(e)	(0.80)%	0%

(0.49)	$24.68	(1.95)%	$3,702	0.79%		(0.79)%	0%

1.19	$24.83	5.04%	$90,637	0.79%		(0.79)%	0%

(0.85)	$23.64	(3.47)%	$13,593	0.79%		(0.79)%	3%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) and is classified as an open-end management investment company.  The Trust currently consists of multiple operational series, of which twelve are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018

The four operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to its shareholders. The Funds individually seek to track, before fees and expenses the S&P 500® Price Index up to a respective upside cap while providing a respective buffer for a given annual period.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Valuation:

The net asset value (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates fair value. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Exchange-traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

BJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$25,159,125	$-	$25,159,125
Short Term Investments	1,411	-	-	1,411
Total Assets	$1,411	$25,159,125	$-	$25,160,536

Liabilities
Options Written	$-	$1,600,440	$-	$1,600,440
Total Liabilities	$-	$1,600,440	$-	$1,600,440

BAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$30,738,201	$-	$30,738,201
Total Assets	$-	$30,738,201	$-	$30,738,201

Liabilities
Options Written	$-	$1,088,583	$-	$1,088,583
Total Liabilities	$-	$1,088,583	$-	$1,088,583

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$17,668,746	$-	$17,668,746
Short Term Investments	702	-	-	702
Total Assets	$702	$17,668,746	$-	$17,669,448

Liabilities
Options Written	$-	$56,862	$-	$56,862
Total Liabilities	$-	$56,862	$-	$56,862

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$37,307,751	$-	$37,307,751
Short Term Investments	697	-	-	697
Total Assets	$697	$37,307,751	$-	$37,308,448

Liabilities
Options Written	$-	$492,161	$-	$492,161
Total Liabilities	$-	$492,161	$-	$492,161

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

PJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$86,032,663	$-	$86,032,663
Short Term Investments	700	-	-	700
Total Assets	$700	$86,032,663	$-	$86,033,363

Liabilities
Options Written	$-	$8,856,488	$-	$8,856,488
Total Liabilities	$-	$8,856,488	$-	$8,856,488

PAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$102,237,894	$-	$102,237,894
Short Term Investments	21,481	-	-	21,481
Total Assets	$21,481	$102,237,894	$-	$102,259,375

Liabilities
Options Written	$-	$4,554,333	$-	$4,554,333
Total Liabilities	$-	$4,554,333	$-	$4,554,333

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$31,982,039	$-	$31,982,039
Short Term Investments	699	-	-	699
Total Assets	$699	$31,982,039	$-	$31,982,738

Liabilities
Options Written	$-	$102,499	$-	$102,499
Total Liabilities	$-	$102,499	$-	$102,499

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$100,332,657	$-	$100,332,657
Short Term Investments	1,305	-	-	1,305
Total Assets	$1,305	$100,332,657	$-	$100,333,962

Liabilities
Options Written	$-	$1,011,081	$-	$1,011,081
Total Liabilities	$-	$1,011,081	$-	$1,011,081

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

UJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$41,781,359	$-	$41,781,359
Short Term Investments	700	-	-	700
Total Assets	$700	$41,781,359	$-	$41,782,059

Liabilities
Options Written	$-	$4,714,767	$-	$4,714,767
Total Liabilities	$-	$4,714,767	$-	$4,714,767

UAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$16,531,625	$-	$16,531,625
Short Term Investments	3	-	-	3
Total Assets	$3	$16,531,625	$-	$16,531,628

Liabilities
Options Written	$-	$564,489	$-	$564,489
Total Liabilities	$-	$564,489	$-	$564,489

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$58,425,840	$-	$58,425,840
Short Term Investments	700	-	-	700
Total Assets	$700	$58,425,840	$-	$58,426,540

Liabilities
Options Written	$-	$75,600	$-	$75,600
Total Liabilities	$-	$75,600	$-	$75,600

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$91,320,366	$-	$91,320,366
Short Term Investments	697	-	-	697
Total Assets	$697	$91,320,366	$-	$91,321,063

Liabilities
Options Written	$-	$499,571	$-	$499,571
Total Liabilities	$-	$499,571	$-	$499,571

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

There were no Level 3 investments for the Funds during the reporting period.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2019 are as follows:

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The effect of Derivative Investments on the Statement of Assets and Liabilities as of the period ended April 30, 2019

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments

	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BJAN	$25,159,125	$(1,600,440)
BAPR	30,738,201	(1,088,583)
BJUL	17,668,746	(56,862)
BOCT	37,307,751	(492,161)
PJAN	86,032,663	(8,856,488)
PAPR	102,237,894	(4,554,333)
PJUL	31,982,039	(102,499)
POCT	100,332,657	(1,011,081)
UJAN	41,781,359	(4,714,767)
UAPR	16,531,625	(564,489)
UJUL	58,425,840	(75,600)
UOCT	91,320,366	(499,571)

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments

	Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
	Investments	Options written	Investments	Options written
BJAN	$(424,495)	$(134,027)	$3,721,695	$(135,194)
BAPR	-	-	533,953	91,914
BJUL	(54,354)	(2,051)	237,577	267,814
BOCT	(2,598,462)	(362,900)	2,883,281	1,664,053
PJAN	(1,542,809)	(894,483)	12,678,527	(3,558,367)
PAPR	-	-	1,871,567	(370,521)
PJUL	-	-	764,960	331,891
POCT	(1,403,714)	10,422	2,924,892	2,196,975
UJAN	(246,835)	(181,605)	6,089,422	(2,951,966)
UAPR	-	-	367,947	(108,529)
UJUL	(1,295,857)	(17,649)	4,462,308	609,866
UOCT	(2,337,513)	(73,119)	5,766,641	1,484,703

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The average volume of derivative activity during the period ended April 30, 2019, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJAN	$26,659,872	$(1,313,007)
BAPR	30,738,201	(1,088,583)
BJUL	7,219,174	(135,263)
BOCT	27,808,086	(1,207,771)
PJAN	91,398,994	(7,030,651)
PAPR	102,237,894	(4,554,333)
PJUL	15,612,702	(155,821)
POCT	46,452,425	(1,100,481)
UJAN	39,370,032	(3,257,765)
UAPR	16,531,625	(564,489)
UJUL	43,191,786	(207,203)
UOCT	70,635,562	(839,895)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Management of the Funds has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter) and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax returns for the fiscal periods ended October 31, 2018.  The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended April 30, 2019, the Funds did not incur any interest or penalties.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended October 31, 2018, the Funds made no such permanent book-to-tax reclassifications.

Distributions to Shareholders:

The Funds intend to declare and distribute net investment income, if any, as dividends annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  Distributions to shareholders are recorded on the ex-dividend date.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis using the effective yield method.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to a investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.79%. Out of the unitary management fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds (“Fund Expenses”), including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Adviser’s unitary management fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Adviser for providing services for the Funds.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee for the services and facilities it provides payable on a monthly basis.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2019, the Funds had the following purchases and sales of investment securities, other than short-term investments:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
BJAN	$–	$–	$–	$–
BAPR	–	2,711,750	–	–
BJUL	–	–	–	–
BOCT	–	–	–	1,505,672
PJAN	–	–	–	–
PAPR	–	2,710,918	–	–
PJUL	–	–	–	–
POCT	–	–	–	1,757,589
UJAN	–	–	–	–
UAPR	–	2,630,710	–	–
UJUL	–	–	–	–
UOCT	–	–	–	1,316,408

For the period ended April 30, 2019, the Funds did not have in-kind transactions associated with creations and redemptions.

5.	FEDERAL INCOME TAX INFORMATION

At October 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	BJUL	BOCT	PJUL	POCT	UJUL	UOCT

Cost of Portfolio	$3,693,023	$21,071,926	$3,715,360	$10,587,427	$3,704,963	$13,585,752
Gross Unrealized Appreciation	$–	$–	$–	$–	$–	$–
Gross Unrealized Depreciation	–	–	–	–	–	–
Net Unrealized Appreciation / (Depreciation)	$–	$–	$–	$–	$–	$–

The differences between book basis and tax basis cost on investments is primarily attributable to non-equity options marked-to-market.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

As of October 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	BJUL	BOCT	PJUL	POCT	UJUL	UOCT

Accumulated Capital and Other Losses	$(116,869)	$(111,397)	$(78,693)	$(219,104)	$(89,993)	$(119,861)
Other Gains / (Losses)	–	–	–	–	–	–
Undistributed Net Ordinary Income	–	–	–	–	–	–
Unrealized Appreciation/(Depreciation) on Investments	–	–	–	–	–	–
Total Distributable Earnings/(Accumulated Deficit)	$(116,869)	$(111,397)	$(78,693)	$(219,104)	$(89,993)	$(119,861)

At October 31, 2018, the Funds deferred the following post-October losses or late year ordinary losses:

	BJUL	BOCT	PJUL	POCT	UJUL	UOCT

Post-October Losses	$–	$–	$–	$–	$–	$–
Late Year Ordinary Losses	4,814	5,862	5,788	4,227	5,783	3,454

At October 31, 2018, the Funds had capital loss carryforwards as indicated below:

	BJUL	BOCT	PJUL	POCT	UJUL	UOCT

Indefinite Short-Term	$44,822	$42,214	$29,162	$85,951	$33,684	$46,563
Indefinite Long-Term	67,233	63,321	43,743	128,926	50,526	69,844

The Funds did not pay any distributions during the fiscal period ended October 31, 2018.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

6.     OFFERING PRICE PER SHARE

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. The Funds assess investors a transaction fee of $250 plus 0.05% of the value of the transaction on creations and redemptions of the respective Fund. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

7.     NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment.  The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The effective date for these disclosures is November 5, 2018. Management has evaluated the amendments and their impact and has adopted the disclosure framework.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Independent Trustees
Mark Berg 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (May 2019-present), Founding Principal and President (2001-May 2019), Timothy Financial Counsel Inc.	18	None
Joe Stowell 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (September 2015-present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007-2015).	18	Board of Advisors, Westmont College
Brian J. Wildman 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel Inc. (May 2019-present); Executive Vice President, Consumer Banking (March 2016-May 2019), Chief Risk Officer (April 2013-March 2016), Head of Wealth Management (2003-2013) and Head of Commercial Services (2010-2013), MB Financial Bank.	18	MB Financial Bank (2003-May 2019); Missionary Furlough Homes, Inc. (since 2008).

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (a) 120 N. Hale Street Suite 200, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer of Innovator Capital Management, LLC (May 2017-present); formerly Chairman (2010-2013) and President and CEO (2006-2010), Invesco PowerShares Capital Management LLC; formerly Co-Founder, President and CEO, PowerShares Capital Management (2002-2006); formerly Chairman; PowerShares Fund Board (2002-2013).	18	None
Officers
John W. Southard 120 N. Hale Street, Suite 200, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since May 2017	Chief Investment Officer, Innovator Capital Management, LLC (May 2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	18	Independent Trustee, ETF Managers Group, LLC (2012 - March 8, 2018)
James Nash (b) 10 High Street, Suite 302, Boston, MA 02110 Year of Birth: 1981	Chief Compliance Officer and Anti-Money Laundering Officer	Since June 2018	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016-Present); Senior Associate and Regulatory Administration Advisor, JPMorgan Chase & Co. (2014-2016); Product Analyst, Linedata Services (2011-2014).	18	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(b)	Jim Nash is an employee of Foreside Fund Officer Services, LLC, a wholly-owned subsidiary of the Funds’ principal underwriter.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

2.

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE INNOVATOR S&P 500® BUFFER ETF-JANUARY, INNOVATOR S&P 500® POWER BUFFER ETF-JANUARY AND INNOVATOR S&P 500® ULTRA BUFFER ETF-JANUARY

At a quarterly in-person Board meeting held on December 17, 2018, the Trust’s Board considered approval of the Advisory Agreements with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator S&P 500® Buffer ETF – January, Innovator S&P 500® Power Buffer ETF – January and Innovator S&P 500® Ultra Buffer ETF – January ETFs (the “Funds”), and the Sub-Advisory Agreements among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE INNOVATOR S&P 500® BUFFER ETF-APRIL, INNOVATOR S&P 500® POWER BUFFER ETF-APRIL AND INNOVATOR S&P 500® ULTRA BUFFER ETF-APRIL

At a quarterly in-person Board meeting held on March 21, 2019, the Trust’s Board considered approval of the Advisory Agreements with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator S&P 500® Buffer ETF – April, Innovator S&P 500® Power Buffer ETF – April and Innovator S&P 500® Ultra Buffer ETF – April ETFs (the “Funds”), and the Sub-Advisory Agreements among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the New Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

3. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

4.     PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

5.     INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Trust’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6.     HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

7.     ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INVESTMENT ADVISOR

Innovator Capital Management, LLC

120 North Hale Street, Suite 200

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)   The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)  There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not Applicable.

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Innovator ETFs Trust

By (Signature and Title)*  /s/ Bruce Bond

 Bruce Bond, Principal Executive Officer

Date    6/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date    6/24/2019

By (Signature and Title)*    /s/ John Southard

John Southard, Principal Financial Officer

Date   6/24/2019

* Print the name and title of each signing officer under his or her signature.